UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

Prepared Portfolio 2010

Prepared Portfolio 2015

Prepared Portfolio 2020

Prepared Portfolio 2025

Prepared Portfolio 2030

Prepared Portfolio 2035

Prepared Portfolio 2040

Prepared Portfolio 2045

Prepared Portfolio 2050

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Funds II, 800 Scudders Mill Road,

Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 10/31/2008

Item 1 – Report to Stockholders

EQUITIES    FIXED INCOME    REAL ESTATE    LIQUIDITY    ALTERNATIVES    BLACKROCK SOLUTIONS

Lifecycle Prepared PortfoliosSM
OF BLACKROCK FUNDS II
ANNUAL REPORT | OCTOBER 31, 2008

BlackRock Prepared Portfolio 2010

BlackRock Prepared Portfolio 2015

BlackRock Prepared Portfolio 2020

BlackRock Prepared Portfolio 2025

BlackRock Prepared Portfolio 2030

BlackRock Prepared Portfolio 2035

BlackRock Prepared Portfolio 2040

BlackRock Prepared Portfolio 2045

BlackRock Prepared Portfolio 2050

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2	ANNUAL REPORT	OCTOBER 31, 2008

A Letter to Shareholders

Dear Shareholder

It has been a tumultuous period for investors, marked by almost daily headlines of deepening turmoil in financial markets and a darkening economic outlook. The news took an extraordinarily heavy tone late in the period as the credit crisis boiled over and triggered unprecedented failures and consolidation in the financial sector, stoking fears of a market and economic collapse and prompting a series of new government programs designed to contain and combat the fallout.

The Federal Reserve Board (the “Fed”) has taken decisive measures to restore liquidity and stabilize the financial system. Key moves included slashing the target federal funds rate 250 basis points (2.50%) between November 2007 and April 2008 and providing massive cash injections and lending programs. In October, as credit conditions further deteriorated, the central bank cut the key interest rate by 50 basis points on two separate occasions — on October 8 in coordination with five other global central banks, and again during its regularly scheduled meeting on October 29. This left the key short-term rate at just 1.0%, its lowest level since 2004. While the U.S. economy appeared fairly resilient through the second quarter of 2008, the third quarter saw a contraction of 0.5%, and a more significant decline is expected for the fourth quarter. Moreover, on December 1, the National Bureau of Economic Research confirmed that the U.S. had entered a recession in December 2007.

Against this backdrop, U.S. equity markets experienced intense volatility, with periods of downward pressure punctuated by sharp rebounds. Losses were significant and broad-based, though small-cap stocks fared moderately better than their larger counterparts. Non-U.S. markets decelerated at a considerably faster pace than domestic equities — a stark reversal of recent years’ trends, when international stocks generally outpaced U.S. stocks.

Treasury issues also traded in a volatile fashion, but rallied overall (yields fell and prices correspondingly rose) and outperformed other fixed income assets as investors continued their flight to higher quality and more liquid securities. Tax-exempt issues generally underperformed, as problems among municipal bond insurers and the collapse in the market for auction rate securities afflicted the group throughout the course of the past year. At the same time, the above mentioned economic headwinds and malfunctioning credit markets plagued the high yield sector, with the third quarter of 2008 marking one of the worst periods in history for the asset class.

Facing unprecedented volatility and macro pressures, the major benchmark indexes generally recorded losses for the six- and 12-month reporting periods:

Total Returns as of October 31, 2008	6-month	12-month
U.S. equities (S&P 500 Index)	(29.28)%	(36.10)%
Small cap U.S. equities (Russell 2000 Index)	(24.39)%	(34.16)%
International equities (MSCI Europe, Australasia, Far East Index)	(41.21)%	(46.62)%
Fixed income (Barclays Capital U.S. Aggregate Index*)	(3.63)%	0.30%
Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	(4.70)%	(3.30)%
High yield bonds (Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index*)	(24.86)%	(25.41)%

*	Formerly a Lehman Brothers Index.

Past performance is no guarantee of future results. Index performance shown is for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Portfolio Summary	Prepared Portfolio 2010

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio underperformed its blended benchmark for the annual period.

What factors influenced performance?

•

The global economy has slowed dramatically in recent months and the pace of the slowdown has intensified over the past few weeks. Through the first part of 2008, weakness was evident primarily in the United States, but that trend has spread as the slowdown has become global in nature. As a result, global equities posted sharp losses for the fiscal year. September and October were historic months for financial markets, as the credit crisis that began in the summer of 2007 boiled over and triggered unprecedented failures and consolidation in the financial sector, stoking fears of both a market and an economic collapse, and prompting aggressive government and central bank actions on behalf of the markets. In a rare coordinated move, central banks in the United States and five other countries cut interest rates simultaneously in early October in an attempt to absorb the deflationary shock of the financial crisis and stave off worldwide economic damage.

•

The Portfolio’s performance was hindered by both allocation decisions and the performance of the Portfolio’s underlying fund managers. On an individual asset class basis, the fixed income component of the Portfolio was the largest detractor from performance. Within fixed income, the core and high yield strategies were the largest detractors. Within the equity component, the Portfolio’s allocation to regional international strategies created a drag on overall performance.

•

The Portfolio’s relative performance benefited from its U.S. equity allocation, with the best results coming from the large cap growth, small cap core and large cap value asset classes. Another positive contributor to performance was the Portfolio’s allocation to a global diversified equity strategy.

Describe recent Portfolio activity.

•

During the fiscal year, we increased the Portfolio’s overall equity weighting, while reducing the fixed income allocation. The increase in equity was a function of increasing exposure to the U.S. large cap core strategy. The decrease in fixed income was the result of a reduction in the core fixed income strategy. We reduced the Portfolio’s regional international exposure in the first quarter of 2008 by taking profits in some of these strategies. The addition of a global emerging markets strategy late in the period was funded by a reduction in developed European and Asian strategies.

Describe Portfolio positioning at period-end.

•

At the end of the 12-month period, the Portfolio had a modest overweight in equities and a modest underweight in fixed income securities. Within equities, the Portfolio had an overweight in U.S. strategies and an underweight in international strategies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Profile as of October 31, 2008

Portfolio Allocation	Percent of Affiliated Investment Companies
Equity Funds	53%
Fixed Income Funds	47

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Total Return Fund	29%
BlackRock Global Dynamic Equity Fund	12
Master Large Cap Core Portfolio	11
Master Basic Value LLC	11
BlackRock Capital Appreciation Portfolio	10
BlackRock Inflation Protected Bond Portfolio	9
BlackRock International Bond Portfolio	7
BlackRock Small Cap Core Equity Portfolio	5
BlackRock Global Emerging Markets Fund	3
BlackRock High Yield Bond Portfolio	2
BlackRock Latin America Fund, Inc.	1

Although the allocation and holdings listed above were current as of the period indicated, the Portfolio is actively managed and its composition will vary.

4	ANNUAL REPORT	OCTOBER 31, 2008

Portfolio Summary

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees.

2	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2010.

3	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

4	The Portfolio compares its performance to that of a customized weighted index comprised of the returns of the Barclays Capital U.S. Aggregate Index (48%), Russell 3000 Index (41.6%) and MSCI EAFE Index (10.4%), as described on page 22, which are recognized unmanaged indices of U.S. bond, U.S. stock and non-U.S. stock market performance, respectively.

5	Commencement of operations.

Performance Summary for the Period Ended October 31, 2008

	Average Annual Total Returns[6]
	6-Month Total Returns	1 Year		From Inception[7]
	w/o sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(23.74)%	(26.11)%	—	(12.97)%	—
Investor A	(23.83)	(26.38)	(30.27)%	(13.28)	(16.26)%
R	(23.97)	(26.54)	—	(13.51)	—
S&P 500 Index	(29.28)	(36.10)	—	(22.77)	—
Barclays Capital U.S. Aggregate Index (48%)/Russell 3000 Index (41.6%)/MSCI EAFE Index (10.4%)	(19.20)	(21.73)	—	(12.42)	—

6	Assuming maximum sales charges, if any. See “About Portfolios’ Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

7	The Portfolio commenced operations on April 20, 2007.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[9]
	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[8]	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[8]
Institutional	$1,000.00	$762.63	$0.09	$1,000.00	$1,024.90	$0.10
Investor A	$1,000.00	$761.72	$2.26	$1,000.00	$1,022.40	$2.60
R	$1,000.00	$760.27	$3.58	$1,000.00	$1,020.88	$4.12

8	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.02% for Institutional, 0.51% for Investor A and 0.81% for R), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

9	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 22 for further information on how expenses were calculated.

ANNUAL REPORT	OCTOBER 31, 2008	5

Portfolio Summary	Prepared Portfolio 2015

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio underperformed its blended benchmark for the annual period.

What factors influenced performance?

•

The global economy has slowed dramatically in recent months and the pace of the slowdown has intensified over the past few weeks. Through the first part of 2008, weakness was evident primarily in the United States, but that trend has spread as the slowdown has become global in nature. As a result, global equities posted sharp losses for the fiscal year. September and October were historic months for financial markets, as the credit crisis that began in the summer of 2007 boiled over and triggered unprecedented failures and consolidation in the financial sector, stoking fears of both a market and an economic collapse, and prompting aggressive government and central bank actions on behalf of the markets. In a rare coordinated move, central banks in the United States and five other countries cut interest rates simultaneously in early October in an attempt to absorb the deflationary shock of the financial crisis and stave off worldwide economic damage.

•

The Portfolio’s performance was hindered by both allocation decisions and the performance of the Portfolio’s underlying fund managers. On an individual asset class basis, the fixed income component of the Portfolio was the largest detractor from performance. Within fixed income, the core and high yield strategies were the largest detractors. Within the equity component, the Portfolio’s allocation to regional international strategies created a drag on overall performance.

•

The Portfolio’s relative performance benefited from its U.S. equity allocation, with the best results coming from the large cap growth, small cap core and large cap value asset classes. Another positive contributor to performance was the Portfolio’s allocation to a global diversified equity strategy.

Describe recent Portfolio activity.

•

During the fiscal year, we increased the Portfolio’s overall equity weighting, while reducing the fixed income allocation. The increase in equity was a function of increasing exposure to the U.S. large cap core strategy. The decrease in fixed income was the result of a reduction in the core fixed income strategy. We reduced the Portfolio’s regional international exposure in the first quarter of 2008 by taking profits in some of these strategies. The addition of a global emerging markets strategy late in the period was funded by a reduction in developed European and Asian strategies.

Describe Portfolio positioning at period-end.

•

At the end of the 12-month period, the Portfolio had a modest overweight in equities and a modest underweight in fixed income securities. Within equities, the Portfolio had an overweight in U.S. strategies and an underweight in international strategies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Profile as of October 31, 2008

Portfolio Allocation	Percent of Affiliated Investment Companies
Equity Funds	57%
Fixed Income Funds	43

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Total Return Fund	26%
BlackRock Global Dynamic Equity Fund	12
Master Large Cap Core Portfolio	12
Master Basic Value LLC	12
BlackRock Capital Appreciation Portfolio	11
BlackRock Inflation Protected Bond Portfolio	8
BlackRock International Bond Portfolio	7
BlackRock Small Cap Core Equity Portfolio	6
BlackRock Global Emerging Markets Fund	3
BlackRock High Yield Bond Portfolio	2
BlackRock Latin America Fund, Inc.	1

Although the allocation and holdings listed above were current as of the period indicated, the Portfolio is actively managed and its composition will vary.

6	ANNUAL REPORT	OCTOBER 31, 2008

Portfolio Summary

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees.

2	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2015.

3	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

4	The Portfolio compares its performance to that of a customized weighted index comprised of the returns of the Barclays Capital U.S. Aggregate Index (44%), Russell 3000 Index (44.8%) and MSCI EAFE Index (11.2%), as described on page 22, which are recognized unmanaged indices of U.S. bond, U.S. stock and non-U.S. stock market performance, respectively.

5	Commencement of operations.

Performance Summary for the Period Ended October 31, 2008

	Average Annual Total Returns[6]
	6-Month Total Returns	1 Year		From Inception[7]
	w/o sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(24.32)%	(26.66)%	—	(14.32)%	—
Investor A	(24.51)	(27.03)	(30.90)%	(14.72)	(17.65)%
R	(24.49)	(27.11)	—	(14.88)	—
S&P 500 Index	(29.28)	(36.10)	—	(22.77)	—
Barclays Capital U.S. Aggregate Index (44%)/Russell 3000 Index (44.8%)/MSCI EAFE Index (11.2%)	(20.33)	(23.26)	—	(13.49)	—

6	Assuming maximum sales charges, if any. See “About Portfolios’ Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

7	The Portfolio commenced operations on April 20, 2007.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[9]
	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[8]	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[8]
Institutional	$1,000.00	$756.81	$0.53	$1,000.00	$1,024.39	$0.61
Investor A	$1,000.00	$754.88	$2.25	$1,000.00	$1,022.40	$2.60
R	$1,000.00	$755.12	$3.35	$1,000.00	$1,021.13	$3.87

8	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.12% for Institutional, 0.51% for Investor A and 0.76% for R), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

9	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 22 for further information on how expenses were calculated.

ANNUAL REPORT	OCTOBER 31, 2008	7

Portfolio Summary	Prepared Portfolio 2020

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio underperformed its blended benchmark for the annual period.

What factors influenced performance?

•

The global economy has slowed dramatically in recent months and the pace of the slowdown has intensified over the past few weeks. Through the first part of 2008, weakness was evident primarily in the United States, but that trend has spread as the slowdown has become global in nature. As a result, global equities posted sharp losses for the fiscal year. September and October were historic months for financial markets, as the credit crisis that began in the summer of 2007 boiled over and triggered unprecedented failures and consolidation in the financial sector, stoking fears of both a market and an economic collapse, and prompting aggressive government and central bank actions on behalf of the markets. In a rare coordinated move, central banks in the United States and five other countries cut interest rates simultaneously in early October in an attempt to absorb the deflationary shock of the financial crisis and stave off worldwide economic damage.

•

The Portfolio’s performance was hindered by both allocation decisions and the performance of the Portfolio’s underlying fund managers. On an individual asset class basis, the fixed income component of the Portfolio was the largest detractor from performance. Within fixed income, the core and high yield strategies were the largest detractors. Within the equity component, the Portfolio’s allocation to regional international strategies created a drag on overall performance.

•

The Portfolio’s relative performance benefited from its U.S. equity allocation, with the best results coming from the large cap growth, small cap core and large cap value asset classes. Another positive contributor to performance was the Portfolio’s allocation to a global diversified equity strategy.

Describe recent Portfolio activity.

•

During the fiscal year, we increased the Portfolio’s overall equity weighting, while reducing the fixed income allocation. The increase in equity was a function of increasing exposure to the U.S. large cap core strategy. The decrease in fixed income was the result of a reduction in the core fixed income strategy. We reduced the Portfolio’s regional international exposure in the first quarter of 2008 by taking profits in some of these strategies. The addition of a global emerging markets strategy late in the period was funded by a reduction in developed European and Asian strategies.

Describe Portfolio positioning at period-end.

•

At the end of the 12-month period, the Portfolio had a modest overweight in equities and a modest underweight in fixed income securities. Within equities, the Portfolio had an overweight in U.S. strategies and an underweight in international strategies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Profile as of October 31, 2008

Portfolio Allocation	Percent of Affiliated Investment Companies
Equity Funds	63%
Fixed Income Funds	37

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Total Return Fund	22%
BlackRock Global Dynamic Equity Fund	14
Master Large Cap Core Portfolio	13
Master Basic Value LLC	13
BlackRock Capital Appreciation Portfolio	12
BlackRock Inflation Protected Bond Portfolio	7
BlackRock Small Cap Core Equity Portfolio	6
BlackRock International Bond Portfolio	6
BlackRock Global Emerging Markets Fund	3
BlackRock High Yield Bond Portfolio	2
BlackRock Latin America Fund, Inc.	2

Although the allocation and holdings listed above were current as of the period indicated, the Portfolio is actively managed and its composition will vary.

8	ANNUAL REPORT	OCTOBER 31, 2008

Portfolio Summary

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees.

2	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2020.

3	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

4	The Portfolio compares its performance to that of a customized weighted index comprised of the returns of the Barclays Capital U.S. Aggregate Index (38%), Russell 3000 Index (49.6%) and MSCI EAFE Index (12.4%), as described on page 22, which are recognized unmanaged indices of U.S. bond, U.S. stock and non-U.S. stock market performance, respectively.

5	Commencement of operations.

Performance Summary for the Period Ended October 31, 2008

	Average Annual Total Returns[6]
	6-Month Total Returns	1 Year		From Inception[7]
	w/o sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(25.71)%	(29.30)%	—	(15.95)%	—
Investor A	(25.89)	(29.58)	(33.28)%	(16.26)	(19.14)%
R	(26.04)	(29.76)	—	(16.50)	—
S&P 500 Index	(29.28)	(36.10)	—	(22.77)	—
Barclays Capital U.S. Aggregate Index (38%)/Russell 3000 Index (49.6%)/MSCI EAFE Index (12.4%)	(22.00)	(25.52)	—	(15.08)	—

6	Assuming maximum sales charges, if any. See “About Portfolios’ Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

7	The Portfolio commenced operations on April 20, 2007.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[9]
	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[8]	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[8]
Institutional	$1,000.00	$742.88	$0.39	$1,000.00	$1,024.54	$0.46
Investor A	$1,000.00	$741.14	$2.01	$1,000.00	$1,022.66	$2.34
R	$1,000.00	$739.64	$3.72	$1,000.00	$1,020.67	$4.33

8	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.09% for Institutional, 0.46% for Investor A and 0.85% for R), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

9	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 22 for further information on how expenses were calculated.

ANNUAL REPORT	OCTOBER 31, 2008	9

Portfolio Summary	Prepared Portfolio 2025

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio underperformed its blended benchmark for the annual period.

What factors influenced performance?

•

The global economy has slowed dramatically in recent months and the pace of the slowdown has intensified over the past few weeks. Through the first part of 2008, weakness was evident primarily in the United States, but that trend has spread as the slowdown has become global in nature. As a result, global equities posted sharp losses for the fiscal year. September and October were historic months for financial markets, as the credit crisis that began in the summer of 2007 boiled over and triggered unprecedented failures and consolidation in the financial sector, stoking fears of both a market and an economic collapse, and prompting aggressive government and central bank actions on behalf of the markets. In a rare coordinated move, central banks in the United States and five other countries cut interest rates simultaneously in early October in an attempt to absorb the deflationary shock of the financial crisis and stave off worldwide economic damage.

•

The Portfolio’s performance was hindered by both allocation decisions and the performance of the Portfolio’s underlying fund managers. On an individual asset class basis, the fixed income component of the Portfolio was the largest detractor from performance. Within fixed income, the core and high yield strategies were the largest detractors. Within the equity component, the Portfolio’s allocation to regional international strategies created a drag on overall performance.

•

The Portfolio’s relative performance benefited from its U.S. equity allocation, with the best results coming from the large cap growth, small cap core and large cap value asset classes. Another positive contributor to performance was the Portfolio’s allocation to a global diversified equity strategy.

Describe recent Portfolio activity.

•

During the fiscal year, we increased the Portfolio’s overall equity weighting, while reducing the fixed income allocation. The increase in equity was a function of increasing exposure to the U.S. large cap core strategy. The decrease in fixed income was the result of a reduction in the core fixed income strategy. We reduced the Portfolio’s regional international exposure in the first quarter of 2008 by taking profits in some of these strategies. The addition of a global emerging markets strategy late in the period was funded by a reduction in developed European and Asian strategies.

Describe Portfolio positioning at period-end.

•

At the end of the 12-month period, the Portfolio had a modest overweight in equities and a modest underweight in fixed income securities. Within equities, the Portfolio had an overweight in U.S. strategies and an underweight in international strategies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Profile as of October 31, 2008

Portfolio Allocation	Percent of Affiliated Investment Companies
Equity Funds	73%
Fixed Income Funds	27

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Total Return Fund	17%
BlackRock Global Dynamic Equity Fund	16
Master Large Cap Core Portfolio	15
Master Basic Value LLC	15
BlackRock Capital Appreciation Portfolio	14
BlackRock Small Cap Core Equity Portfolio	7
BlackRock Inflation Protected Bond Portfolio	5
BlackRock International Bond Portfolio	4
BlackRock Global Emerging Markets Fund	4
BlackRock Latin America Fund, Inc.	2
BlackRock High Yield Bond Portfolio	1

Although the allocation and holdings listed above were current as of the period indicated, the Portfolio is actively managed and its composition will vary.

10	ANNUAL REPORT	OCTOBER 31, 2008

Portfolio Summary

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees.

2	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2025.

3	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

4	The Portfolio compares its performance to that of a customized weighted index comprised of the returns of the Barclays Capital U.S. Aggregate Index (29%), Russell 3000 Index (56.8%) and MSCI EAFE Index (14.2%), as described on page 22, which are recognized unmanaged indices of U.S. bond, U.S. stock and non-U.S. stock market performance, respectively.

5	Commencement of operations.

Performance Summary for the Period Ended October 31, 2008

	Average Annual Total Returns[6]
	6-Month Total Returns	1 Year		From Inception[7]
	w/o sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(27.29)%	(31.85)%	—	(17.15)%	—
Investor A	(27.44)	(32.05)	(35.63)%	(17.41)	(20.24)%
R	(27.53)	(32.20)	—	(17.67)	—
S&P 500 Index	(29.28)	(36.10)	—	(22.77)	—
Barclays Capital U.S. Aggregate Index (29%)/Russell 3000 Index (56.8%)/MSCI EAFE Index (14.2%)	(24.48)	(28.81)	—	(17.44)	—

6	Assuming maximum sales charges, if any. See “About Portfolios’ Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

7	The Portfolio commenced operations on April 20, 2007.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[9]
	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[8]	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[8]
Institutional	$1,000.00	$727.09	$0.74	$1,000.00	$1,024.13	$0.87
Investor A	$1,000.00	$725.57	$2.26	$1,000.00	$1,022.35	$2.65
R	$1,000.00	$724.75	$3.60	$1,000.00	$1,020.78	$4.22

8	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.17% for Institutional, 0.52% for Investor A and 0.83% for R), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

9	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 22 for further information on how expenses were calculated.

ANNUAL REPORT	OCTOBER 31, 2008	11

Portfolio Summary	Prepared Portfolio 2030

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio underperformed its blended benchmark for the annual period.

What factors influenced performance?

•

The global economy has slowed dramatically in recent months and the pace of the slowdown has intensified over the past few weeks. Through the first part of 2008, weakness was evident primarily in the United States, but that trend has spread as the slowdown has become global in nature. As a result, global equities posted sharp losses for the fiscal year. September and October were historic months for financial markets, as the credit crisis that began in the summer of 2007 boiled over and triggered unprecedented failures and consolidation in the financial sector, stoking fears of both a market and an economic collapse, and prompting aggressive government and central bank actions on behalf of the markets. In a rare coordinated move, central banks in the United States and five other countries cut interest rates simultaneously in early October in an attempt to absorb the deflationary shock of the financial crisis and stave off worldwide economic damage.

•

The Portfolio’s performance was hindered by its overall allocation decisions among equity strategies, fixed income strategies and cash. On an individual asset class basis, the fixed income component of the Portfolio was the largest detractor from performance. Within fixed income, the core and high yield strategies were the largest detractors. Within the equity component, the Portfolio’s allocation to regional international strategies created a drag on overall performance.

•

Overall security selection by the Portfolio’s underlying fund managers had a modestly positive effect on relative performance for the period. The Portfolio benefited from its U.S. equity allocation, with the best results coming from the large cap growth, small cap core and large cap value asset classes. Another positive contributor to performance was the Portfolio’s allocation to a global diversified equity strategy.

Describe recent Portfolio activity.

•

During the fiscal year, we increased the Portfolio’s overall equity weighting, while reducing the fixed income allocation. The increase in equity was a function of increasing exposure to the U.S. large cap core strategy. The decrease in fixed income was the result of a reduction in the core fixed income strategy. We reduced the Portfolio’s regional international exposure in the first quarter of 2008 by taking profits in some of these strategies. The addition of a global emerging markets strategy late in the period was funded by a reduction in developed European and Asian strategies.

Describe Portfolio positioning at period-end.

•

At the end of the 12-month period, the Portfolio had a modest overweight in equities and a modest underweight in fixed income securities. Within equities, the Portfolio had an overweight in U.S. strategies and an underweight in international strategies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Profile as of October 31, 2008

Portfolio Allocation	Percent of Affiliated Investment Companies
Equity Funds	87%
Fixed Income Funds	13

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Global Dynamic Equity Fund	19%
Master Large Cap Core Portfolio	18
Master Basic Value LLC	18
BlackRock Capital Appreciation Portfolio	16
BlackRock Small Cap Core Equity Portfolio	9
BlackRock Total Return Fund	8
BlackRock Global Emerging Markets Fund	5
BlackRock Inflation Protected Bond Portfolio	2
BlackRock International Bond Portfolio	2
BlackRock Latin America Fund, Inc.	2
BlackRock High Yield Bond Portfolio	1

Although the allocation and holdings listed above were current as of the period indicated, the Portfolio is actively managed and its composition will vary.

12	ANNUAL REPORT	OCTOBER 31, 2008

Portfolio Summary

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees.

2	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2030.

3	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

4	The Portfolio compares its performance to that of a customized weighted index comprised of the returns of the Barclays Capital U.S. Aggregate Index (16%), Russell 3000 Index (67.2%) and MSCI EAFE Index (16.8%), as described on page 22, which are recognized unmanaged indices of U.S. bond, U.S. stock and non-U.S. stock market performance, respectively.

5	Commencement of operations.

Performance Summary for the Period Ended October 31, 2008

	Average Annual Total Returns[6]
	6-Month Total Returns	1 Year		From Inception[7]
	w/o sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(29.67)%	(34.98)%	—	(19.22)%	—
Investor A	(29.89)	(35.35)	(38.73)%	(19.62)	(22.38)%
R	(29.92)	(35.44)	—	(19.79)	—
S&P 500 Index	(29.28)	(36.10)	—	(22.77)	—
Barclays Capital U.S. Aggregate Index (16%)/Russell 3000 Index (67.2%)/MSCI EAFE Index (16.8%)	(27.97)	(33.38)	—	(20.79)	—

6	Assuming maximum sales charges, if any. See “About Portfolios’ Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

7	The Portfolio commenced operations on April 20, 2007.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[9]
	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[8]	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[8]
Institutional	$1,000.00	$703.26	$0.47	$1,000.00	$1,024.44	$0.56
Investor A	$1,000.00	$701.09	$2.48	$1,000.00	$1,022.05	$2.95
R	$1,000.00	$700.80	$3.85	$1,000.00	$1,020.42	$4.58

8	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.11% for Institutional, 0.58% for Investor A and 0.90% for R), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

9	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 22 for further information on how expenses were calculated.

ANNUAL REPORT	OCTOBER 31, 2008	13

Portfolio Summary	Prepared Portfolio 2035

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio underperformed its blended benchmark for the annual period.

What factors influenced performance?

•

The global economy has slowed dramatically in recent months and the pace of the slowdown has intensified over the past few weeks. Through the first part of 2008, weakness was evident primarily in the United States, but that trend has spread as the slowdown has become global in nature. As a result, global equities posted sharp losses for the fiscal year. September and October were historic months for financial markets, as the credit crisis that began in the summer of 2007 boiled over and triggered unprecedented failures and consolidation in the financial sector, stoking fears of both a market and an economic collapse, and prompting aggressive government and central bank actions on behalf of the markets. In a rare coordinated move, central banks in the United States and five other countries cut interest rates simultaneously in early October in an attempt to absorb the deflationary shock of the financial crisis and stave off worldwide economic damage.

•

The Portfolio’s performance was hindered by its overall allocation decisions among equity strategies, fixed income strategies and cash. On an individual asset class basis, the fixed income component of the Portfolio was the largest detractor from performance. Within fixed income, the core and high yield strategies were the largest detractors. Within the equity component, the Portfolio’s allocation to regional international strategies created a drag on overall performance.

•

Overall security selection by the Portfolio’s underlying fund managers had a modestly positive effect on relative performance for the period. The Portfolio benefited from its U.S. equity allocation, with the best results coming from the large cap growth, small cap core and large cap value asset classes. Another positive contributor to performance was the Portfolio’s allocation to a global diversified equity strategy.

Describe recent Portfolio activity.

•

During the fiscal year, we increased the Portfolio’s overall equity weighting, while reducing the fixed income allocation. The increase in equity was a function of increasing exposure to the U.S. large cap core strategy. The decrease in fixed income was the result of a reduction in the core fixed income strategy. We reduced the Portfolio’s regional international exposure in the first quarter of 2008 by taking profits in some of these strategies. The addition of a global emerging markets strategy late in the period was funded by a reduction in developed European and Asian strategies.

Describe Portfolio positioning at period-end.

•

At the end of the 12-month period, the Portfolio had a modest overweight in equities and a modest underweight in fixed income securities. Within equities, the Portfolio had an overweight in U.S. strategies and an underweight in international strategies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Profile as of October 31, 2008

Portfolio Allocation	Percent of Affiliated Investment Companies
Equity Funds	93%
Fixed Income Funds	7

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Global Dynamic Equity Fund	20%
Master Large Cap Core Portfolio	20
Master Basic Value LLC	19
BlackRock Capital Appreciation Portfolio	18
BlackRock Small Cap Core Equity Portfolio	9
BlackRock Global Emerging Markets Fund	5
BlackRock Total Return Fund	4
BlackRock Latin America Fund, Inc.	2
BlackRock Inflation Protected Bond Portfolio	1
BlackRock International Bond Portfolio	1
BlackRock High Yield Bond Portfolio	1

Although the allocation and holdings listed above were current as of the period indicated, the Portfolio is actively managed and its composition will vary.

14	ANNUAL REPORT	OCTOBER 31, 2008

Portfolio Summary

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees.

2	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2035.

3	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

4	The Portfolio compares its performance to that of a customized weighted index comprised of the returns of the Barclays Capital U.S. Aggregate Index (10%), Russell 3000 Index (72%) and MSCI EAFE Index (18%), as described on page 22, which are recognized unmanaged indices of U.S. bond, U.S. stock and non-U.S. stock market performance, respectively.

5	Commencement of operations.

Performance Summary for the Period Ended October 31, 2008

	Average Annual Total Returns[6]
	6-Month Total Returns	1 Year		From Inception[7]
	w/o sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(30.79)%	(36.63)%	—	(20.81)%	—
Investor A	(30.92)	(36.92)	(40.23)%	(21.13)	(23.84)%
R	(31.05)	(37.09)	—	(21.36)	—
S&P 500 Index	(29.28)	(36.10)	—	(22.77)	—
Barclays Capital U.S. Aggregate Index (10%)/Russell 3000 Index (72%)/MSCI EAFE Index (18%)	(29.54)	(35.41)	—	(22.31)	—

6	Assuming maximum sales charges, if any. See “About Portfolios’ Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

7	The Portfolio commenced operations on April 20, 2007.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[9]
	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[8]	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[8]
Institutional	$1,000.00	$692.08	$0.51	$1,000.00	$1,024.39	$0.61
Investor A	$1,000.00	$690.84	$2.25	$1,000.00	$1,022.30	$2.70
R	$1,000.00	$689.51	$4.03	$1,000.00	$1,020.16	$4.84

8	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.12% for Institutional, 0.53% Investor A and 0.95% for R), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

9	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 22 for further information on how expenses were calculated.

ANNUAL REPORT	OCTOBER 31, 2008	15

Portfolio Summary	Prepared Portfolio 2040

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio underperformed its blended benchmark for the annual period.

What factors influenced performance?

•

The global economy has slowed dramatically in recent months and the pace of the slowdown has intensified over the past few weeks. Through the first part of 2008, weakness was evident primarily in the United States, but that trend has spread as the slowdown has become global in nature. As a result, global equities posted sharp losses for the fiscal year. September and October were historic months for financial markets, as the credit crisis that began in the summer of 2007 boiled over and triggered unprecedented failures and consolidation in the financial sector, stoking fears of both a market and an economic collapse, and prompting aggressive government and central bank actions on behalf of the markets. In a rare coordinated move, central banks in the United States and five other countries cut interest rates simultaneously in early October in an attempt to absorb the deflationary shock of the financial crisis and stave off worldwide economic damage.

•

The Portfolio’s performance was hindered by its overall allocation decisions among equity strategies, fixed income strategies and cash. On an individual asset class basis, the fixed income component of the Portfolio was the largest detractor from performance. Within fixed income, the core and high yield strategies were the largest detractors. Within the equity component, the Portfolio’s allocation to regional international strategies created a drag on overall performance.

•

Overall security selection by the Portfolio’s underlying fund managers had a modestly positive effect on relative performance for the period. The Portfolio benefited from its U.S. equity allocation, with the best results coming from the large cap growth, small cap core and large cap value asset classes. Another positive contributor to performance was the Portfolio’s allocation to a global diversified equity strategy.

Describe recent Portfolio activity.

•

During the fiscal year, we increased the Portfolio’s overall equity weighting, while reducing the fixed income allocation. The increase in equity was a function of increasing exposure to the U.S. large cap core strategy. The decrease in fixed income was the result of a reduction in the core fixed income strategy. We reduced the Portfolio’s regional international exposure in the first quarter of 2008 by taking profits in some of these strategies. The addition of a global emerging markets strategy late in the period was funded by a reduction in developed European and Asian strategies.

Describe Portfolio positioning at period-end.

•

At the end of the 12-month period, the Portfolio had a modest overweight in equities and a modest underweight in fixed income securities. Within equities, the Portfolio had an overweight in U.S. strategies and an underweight in international strategies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Profile as of October 31, 2008

Portfolio Allocation	Percent of Affiliated Investment Companies
Equity Funds	93%
Fixed Income Funds	7

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Global Dynamic Equity Fund	20%
Master Large Cap Core Portfolio	20
Master Basic Value LLC	19
BlackRock Capital Appreciation Portfolio	18
BlackRock Small Cap Core Equity Portfolio	9
BlackRock Global Emerging Markets Fund	5
BlackRock Total Return Fund	4
BlackRock Latin America Fund, Inc.	2
BlackRock Inflation Protected Bond Portfolio	1
BlackRock International Bond Portfolio	1
BlackRock High Yield Bond Portfolio	1

Although the allocation and holdings listed above were current as of the period indicated, the Portfolio is actively managed and its composition will vary.

16	ANNUAL REPORT	OCTOBER 31, 2008

Portfolio Summary

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees.

2	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2040.

3	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

4	The Portfolio compares its performance to that of a customized weighted index comprised of the returns of the Barclays Capital U.S. Aggregate Index (10%), Russell 3000 Index (72%) and MSCI EAFE Index (18%), as described on page 22, which are recognized unmanaged indices of U.S. bond, U.S. stock and non-U.S. stock market performance, respectively.

5	Commencement of operations.

Performance Summary for the Period Ended October 31, 2008

	Average Annual Total Returns[6]
	6-Month Total Returns	1 Year		From Inception[7]
	w/o sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(31.02)%	(36.87)%	—	(20.30)%	—
Investor A	(31.21)	(37.16)	(40.47)%	(20.64)	(23.36)%
R	(31.28)	(37.24)	—	(20.84)	—
S&P 500 Index	(29.28)	(36.10)	—	(22.77)	—
Barclays Capital U.S. Aggregate Index (10%)/Russell 3000 Index (72%)/MSCI EAFE Index (18%)	(29.54)	(35.41)	—	(22.31)	—

6	Assuming maximum sales charges, if any. See “About Portfolios’ Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

7	The Portfolio commenced operations on April 20, 2007.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[9]
	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[8]	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[8]
Institutional	$1,000.00	$689.79	$0.47	$1,000.00	$1,024.44	$0.56
Investor A	$1,000.00	$687.88	$2.63	$1,000.00	$1,021.84	$3.16
R	$1,000.00	$687.19	$3.90	$1,000.00	$1,020.32	$4.68

8	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.11% for Institutional, 0.62% for Investor A and 0.92% for R), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

9	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 22 for further information on how expenses were calculated.

ANNUAL REPORT	OCTOBER 31, 2008	17

Portfolio Summary	Prepared Portfolio 2045

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio underperformed its blended benchmark for the annual period.

What factors influenced performance?

•

The global economy has slowed dramatically in recent months and the pace of the slowdown has intensified over the past few weeks. Through the first part of 2008, weakness was evident primarily in the United States, but that trend has spread as the slowdown has become global in nature. As a result, global equities posted sharp losses for the fiscal year. September and October were historic months for financial markets, as the credit crisis that began in the summer of 2007 boiled over and triggered unprecedented failures and consolidation in the financial sector, stoking fears of both a market and an economic collapse, and prompting aggressive government and central bank actions on behalf of the markets. In a rare coordinated move, central banks in the United States and five other countries cut interest rates simultaneously in early October in an attempt to absorb the deflationary shock of the financial crisis and stave off worldwide economic damage.

•

The Portfolio’s performance was hindered by its overall allocation decisions among equity strategies, fixed income strategies and cash. On an individual asset class basis, the fixed income component of the Portfolio was the largest detractor from performance. Within fixed income, the core and high yield strategies were the largest detractors. Within the equity component, the Portfolio’s allocation to regional international strategies created a drag on overall performance.

•

Overall security selection by the Portfolio’s underlying fund managers had a modestly positive effect on relative performance for the period. The Portfolio benefited from its U.S. equity allocation, with the best results coming from the large cap growth, small cap core and large cap value asset classes. Another positive contributor to performance was the Portfolio’s allocation to a global diversified equity strategy.

Describe recent Portfolio activity.

•

During the fiscal year, we increased the Portfolio’s overall equity weighting, while reducing the fixed income allocation. The increase in equity was a function of increasing exposure to the U.S. large cap core strategy. The decrease in fixed income was the result of a reduction in the core fixed income strategy. We reduced the Portfolio’s regional international exposure in the first quarter of 2008 by taking profits in some of these strategies. The addition of a global emerging markets strategy late in the period was funded by a reduction in developed European and Asian strategies.

Describe Portfolio positioning at period-end.

•

At the end of the 12-month period, the Portfolio had a modest overweight in equities and a modest underweight in fixed income securities. Within equities, the Portfolio had an overweight in U.S. strategies and an underweight in international strategies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Profile as of October 31, 2008

Portfolio Allocation	Percent of Affiliated Investment Companies
Equity Funds	93%
Fixed Income Funds	7

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Global Dynamic Equity Fund	20%
Master Large Cap Core Portfolio	20
Master Basic Value LLC	19
BlackRock Capital Appreciation Portfolio	18
BlackRock Small Cap Core Equity Portfolio	9
BlackRock Global Emerging Markets Fund	5
BlackRock Total Return Fund	5
BlackRock Latin America Fund, Inc.	2
BlackRock Inflation Protected Bond Portfolio	1
BlackRock International Bond Portfolio	1

Although the allocation and holdings listed above were current as of the period indicated, the Portfolio is actively managed and its composition will vary.

18	ANNUAL REPORT	OCTOBER 31, 2008

Portfolio Summary

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees.

2	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2045.

3	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

4	The Portfolio compares its performance to that of a customized weighted index comprised of the returns of the Barclays Capital U.S. Aggregate Index (10%), Russell 3000 Index (72%) and MSCI EAFE Index (18%), as described on page 22, which are recognized unmanaged indices of U.S. bond, U.S. stock and non-U.S. stock market performance, respectively.

5	Commencement of operations.

Performance Summary for the Period Ended October 31, 2008

	Average Annual Total Returns[6]
	6-Month Total Returns	1 Year		From Inception[7]
	w/o sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(30.56)%	(37.12)%	—	(19.86)%	—
Investor A	(30.85)	(37.48)	(40.78)%	(20.30)	(23.03)%
R	(30.95)	(37.62)	—	(20.51)	—
S&P 500 Index	(29.28)	(36.10)	—	(22.77)	—
Barclays Capital U.S. Aggregate Index (10%)/Russell 3000 Index (72%)/MSCI EAFE Index (18%)	(29.54)	(35.41)	—	(22.31)	—

6	Assuming maximum sales charges, if any. See “About Portfolios’ Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

7	The Portfolio commenced operations on April 20, 2007.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[9]
	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[8]	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[8]
Institutional	$1,000.00	$694.36	$0.26	$1,000.00	$1,024.69	$0.31
Investor A	$1,000.00	$691.47	$2.68	$1,000.00	$1,021.79	$3.21
R	$1,000.00	$690.54	$3.70	$1,000.00	$1,020.57	$4.43

8	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.06% for Institutional, 0.63% for Investor A and 0.87% for R), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

9	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 22 for further information on how expenses were calculated.

ANNUAL REPORT	OCTOBER 31, 2008	19

Portfolio Summary	Prepared Portfolio 2050

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio underperformed its blended benchmark for the annual period.

What factors influenced performance?

•

The global economy has slowed dramatically in recent months and the pace of the slowdown has intensified over the past few weeks. Through the first part of 2008, weakness was evident primarily in the United States, but that trend has spread as the slowdown has become global in nature. As a result, global equities posted sharp losses for the fiscal year. September and October were historic months for financial markets, as the credit crisis that began in the summer of 2007 boiled over and triggered unprecedented failures and consolidation in the financial sector, stoking fears of both a market and an economic collapse, and prompting aggressive government and central bank actions on behalf of the markets. In a rare coordinated move, central banks in the United States and five other countries cut interest rates simultaneously in early October in an attempt to absorb the deflationary shock of the financial crisis and stave off worldwide economic damage.

•

The Portfolio’s performance was hindered by its overall allocation decisions among equity strategies, fixed income strategies and cash. On an individual asset class basis, the fixed income component of the Portfolio was the largest detractor from performance. Within fixed income, the core and high yield strategies were the largest detractors. Within the equity component, the Portfolio’s allocation to regional international strategies created a drag on overall performance.

•

Overall security selection by the Portfolio’s underlying fund managers had a modestly positive effect on relative performance for the period. The Portfolio benefited from its U.S. equity allocation, with the best results coming from the large cap growth, small cap core and large cap value asset classes. Another positive contributor to performance was the Portfolio’s allocation to a global diversified equity strategy.

Describe recent Portfolio activity.

•

During the fiscal year, we increased the Portfolio’s overall equity weighting, while reducing the fixed income allocation. The increase in equity was a function of increasing exposure to the U.S. large cap core strategy. The decrease in fixed income was the result of a reduction in the core fixed income strategy. We reduced the Portfolio’s regional international exposure in the first quarter of 2008 by taking profits in some of these strategies. The addition of a global emerging markets strategy late in the period was funded by a reduction in developed European and Asian strategies.

Describe Portfolio positioning at period-end.

•

At the end of the 12-month period, the Portfolio had a modest overweight in equities and a modest underweight in fixed income securities. Within equities, the Portfolio had an overweight in U.S. strategies and an underweight in international strategies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Profile as of October 31, 2008

Portfolio Allocation	Percent of Affiliated Investment Companies
Equity Funds	93%
Fixed Income Funds	7

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Global Dynamic Equity Fund	21%
Master Large Cap Core Portfolio	20
Master Basic Value LLC	19
BlackRock Capital Appreciation Portfolio	17
BlackRock Small Cap Core Equity Portfolio	9
BlackRock Global Emerging Markets Fund	5
BlackRock Total Return Fund	4
BlackRock Latin America Fund, Inc.	2
BlackRock Inflation Protected Bond Portfolio	2
BlackRock International Bond Portfolio	1

Although the allocation and holdings listed above were current as of the period indicated, the Portfolio is actively managed and its composition will vary.

20	ANNUAL REPORT	OCTOBER 31, 2008

Portfolio Summary

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees.

2	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2050.

3	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

4	The Portfolio compares its performance to that of a customized weighted index comprised of the returns of the Barclays Capital U.S. Aggregate Index (10%), Russell 3000 Index (72%) and MSCI EAFE Index (18%), as described on page 22, which are recognized unmanaged indices of U.S. bond, U.S. stock and non-U.S. stock market performance, respectively.

5	Commencement of operations.

Performance Summary for the Period Ended October 31, 2008

	Average Annual Total Returns[6]
	6-Month Total Returns	1 Year		From Inception[7]
	w/o sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(31.81)%	(39.15)%	—	(21.96)%	—
Investor A	(31.91)	(39.37)	(42.55)%	(22.29)	(24.95)%
R	(31.98)	(39.44)	—	(22.44)	—
S&P 500 Index	(29.28)	(36.10)	—	(22.77)	—
Barclays Capital U.S. Aggregate Index (10%)/Russell 3000 Index (72%)/MSCI EAFE Index (18%)	(29.54)	(35.41)	—	(22.31)	—

6	Assuming maximum sales charges, if any. See “About Portfolios’ Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

7	The Portfolio commenced operations on April 20, 2007.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[9]
	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[8]	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[8]
Institutional	$1,000.00	$681.86	$0.55	$1,000.00	$1,024.34	$0.66
Investor A	$1,000.00	$680.89	$2.75	$1,000.00	$1,021.69	$3.31
R	$1,000.00	$680.20	$4.01	$1,000.00	$1,020.16	$4.84

8	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.13% for Institutional, 0.65% for Investor A and 0.95% for R), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

9	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 22 for further information on how expenses were calculated.

ANNUAL REPORT	OCTOBER 31, 2008	21

About Portfolios’ Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

R Shares are not subject to any sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. R Shares are available only to certain retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

The performance information also reflects fee waivers and reimbursements that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios’ returns would have been lower if there were no such waivers and reimbursements. BlackRock Advisors, LLC is under no obligation to waive or continue waiving its fees after February 1, 2009.

The Barclays Capital U.S. Aggregate Index is an unmanaged index comprised of more than 5,000 taxable bonds. This is an index of investment grade bonds; all securities included must be rated investment grade by Moody’s, Standard & Poor’s or Fitch. The Russell 3000 is an unmanaged index comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The MSCI EAFE Index is an unmanaged broad-based index that measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East.

Disclosure of Expenses

Shareholders of these Portfolios may incur the following charges: (a) expenses related to transactions, including sales charges and redemption fees; and (b) operating expenses, including advisory fees, service and distribution fees including 12b-1 fees, and other Portfolio expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on May 1, 2008 and held through October 31, 2008) are intended to assist shareholders both in calculating expenses based on an investment in the Portfolios and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Portfolios and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

22	ANNUAL REPORT	OCTOBER 31, 2008

Schedules of Investments October 31, 2008	Prepared Portfolio 2010
(Percentages shown are based on Net Assets)

Affiliated Mutual Funds	Shares/ Beneficial Interest	Value
Equity Funds — 53.0%
BlackRock Capital Appreciation Portfolio (a)	15,264	$189,269
BlackRock Global Dynamic Equity Fund	24,468	219,720
BlackRock Global Emerging Markets Fund	5,137	52,193
BlackRock Latin America Fund, Inc.	769	23,474
BlackRock Small Cap Core Equity Portfolio	7,617	99,408
Master Basic Value LLC	278,126	205,200
Master Large Cap Core Portfolio	312,213	215,043

		1,004,307

Fixed Income Funds — 47.5%
BlackRock High Yield Bond Portfolio	7,421	41,037
BlackRock Inflation Protected Bond Portfolio	19,345	175,461
BlackRock International Bond Portfolio	12,700	136,393
BlackRock Total Return Fund	56,688	548,169

		901,060

Total Affiliated Mutual Funds (Cost — $2,374,296*) — 100.5%		1,905,367
Liabilities in Excess of Other Assets — (0.5)%		(10,325)

Net Assets — 100.0%		$1,895,042

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,411,004

Gross unrealized appreciation	$38,547
Gross unrealized depreciation	(544,184)

Net unrealized depreciation	$(505,637)

(a)	Non-income producing security.

Prepared Portfolio 2015

Affiliated Mutual Funds	Shares/ Beneficial Interest	Value
Equity Funds — 57.0%
BlackRock Capital Appreciation Portfolio (a)	30,651	$380,067
BlackRock Global Dynamic Equity Fund	49,313	442,828
BlackRock Global Emerging Markets Fund	10,457	106,246
BlackRock Latin America Fund, Inc.	1,555	47,482
BlackRock Small Cap Core Equity Portfolio	15,312	199,828
Master Basic Value LLC	553,804	412,187
Master Large Cap Core Portfolio	608,137	431,917

		2,020,555

Fixed Income Funds — 43.2%
BlackRock High Yield Bond Portfolio	12,550	69,404
BlackRock Inflation Protected Bond Portfolio	32,899	298,391
BlackRock International Bond Portfolio	21,574	231,708
BlackRock Total Return Fund	96,463	932,799

		1,532,302

Total Affiliated Mutual Funds (Cost — $4,498,893*) — 100.2%		3,552,857
Liabilities in Excess of Other Assets — (0.2)%		(8,450)

Net Assets — 100.0%		$3,544,407

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$4,492,100

Gross unrealized appreciation	$67,954
Gross unrealized depreciation	(1,007,197)

Net unrealized depreciation	$(939,243)

(a)	Non-income producing security.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	23

Schedules of Investments October 31, 2008 (Continued)	Prepared Portfolio 2020
(Percentages shown are based on Net Assets)

Affiliated Mutual Funds	Shares/ Beneficial Interest	Value
Equity Funds — 63.2%
BlackRock Capital Appreciation Portfolio (a)	48,688	$603,731
BlackRock Global Dynamic Equity Fund	78,257	702,751
BlackRock Global Emerging Markets Fund	16,598	168,637
BlackRock Latin America Fund, Inc.	2,427	74,111
BlackRock Small Cap Core Equity Portfolio	24,273	316,762
Master Basic Value LLC	902,110	655,932
Master Large Cap Core Portfolio	993,555	684,680

		3,206,604

Fixed Income Funds — 37.1%
BlackRock High Yield Bond Portfolio	15,449	85,433
BlackRock Inflation Protected Bond Portfolio	40,631	368,519
BlackRock International Bond Portfolio	26,560	285,256
BlackRock Total Return Fund	118,418	1,145,106

		1,884,314

Total Affiliated Mutual Funds (Cost — $6,659,608*) — 100.3%		5,090,918
Liabilities in Excess of Other Assets — (0.3)%		(17,044)

Net Assets — 100.0%		$5,073,874

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$6,597,922

Gross unrealized appreciation	$106,903
Gross unrealized depreciation	(1,613,907)

Net unrealized depreciation	$(1,507,004)

(a)	Non-income producing security.

Prepared Portfolio 2025

Affiliated Mutual Funds	Shares/ Beneficial Interest	Value
Equity Funds — 72.9%
BlackRock Capital Appreciation Portfolio (a)	32,676	$405,177
BlackRock Global Dynamic Equity Fund	52,608	472,417
BlackRock Global Emerging Markets Fund	11,104	112,814
BlackRock Latin America Fund, Inc.	1,671	51,028
BlackRock Small Cap Core Equity Portfolio	16,329	213,095
Master Basic Value LLC	589,133	439,066
Master Large Cap Core Portfolio	639,208	458,227

		2,151,824

Fixed Income Funds — 27.5%
BlackRock High Yield Bond Portfolio	6,713	37,123
BlackRock Inflation Protected Bond Portfolio	17,401	157,823
BlackRock International Bond Portfolio	11,448	122,950
BlackRock Total Return Fund	51,206	495,164

		813,060

Total Affiliated Mutual Funds (Cost — $3,803,672*) — 100.4%		2,964,884
Liabilities in Excess of Other Assets — (0.4)%		(12,901)

Net Assets — 100.0%		$2,951,983

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,792,668

Gross unrealized appreciation	$62,099
Gross unrealized depreciation	(889,883)

Net unrealized depreciation	$(827,784)

(a)	Non-income producing security.

See Notes to Financial Statements.

24	ANNUAL REPORT	OCTOBER 31, 2008

Schedules of Investments October 31, 2008 (Continued)	Prepared Portfolio 2030
(Percentages shown are based on Net Assets)

Affiliated Mutual Funds	Shares/ Beneficial Interest	Value
Equity Funds — 86.5%
BlackRock Capital Appreciation Portfolio (a)	42,954	$532,624
BlackRock Global Dynamic Equity Fund	69,115	620,651
BlackRock Global Emerging Markets Fund	14,600	148,333
BlackRock Latin America Fund, Inc.	2,150	65,642
BlackRock Small Cap Core Equity Portfolio	21,497	280,537
Master Basic Value LLC	792,267	579,146
Master Large Cap Core Portfolio	867,447	604,980

		2,831,913

Fixed Income Funds — 13.3%
BlackRock High Yield Bond Portfolio	3,591	19,858
BlackRock Inflation Protected Bond Portfolio	9,538	86,514
BlackRock International Bond Portfolio	6,229	66,895
BlackRock Total Return Fund	27,269	263,688

		436,955

Total Affiliated Mutual Funds (Cost — $4,432,063*) — 99.8%		3,268,868
Other Assets in Excess of Liabilities — 0.2%		5,437

Net Assets — 100.0%		$3,274,305

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$4,354,860

Gross unrealized appreciation	$94,048
Gross unrealized depreciation	(1,180,040)

Net unrealized depreciation	$(1,085,992)

(a)	Non-income producing security.

Prepared Portfolio 2035

Affiliated Mutual Funds	Shares/ Beneficial Interest	Value
Equity Funds — 93.8%
BlackRock Capital Appreciation Portfolio (a)	24,684	$306,088
BlackRock Global Dynamic Equity Fund	39,838	357,745
BlackRock Global Emerging Markets Fund	8,387	85,209
BlackRock Latin America Fund, Inc.	1,246	38,053
BlackRock Small Cap Core Equity Portfolio	12,338	161,006
Master Basic Value LLC	445,554	333,010
Master Large Cap Core Portfolio	480,821	346,638

		1,627,749

Fixed Income Funds — 6.8%
BlackRock High Yield Bond Portfolio	929	5,136
BlackRock Inflation Protected Bond Portfolio	2,592	23,508
BlackRock International Bond Portfolio	1,705	18,313
BlackRock Total Return Fund	7,432	71,867

		118,824

Total Affiliated Mutual Funds (Cost — $2,346,615*) — 100.6%		1,746,573
Liabilities in Excess of Other Assets — (0.6)%		(10,642)

Net Assets — 100.0%		$1,735,931

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,303,201

Gross unrealized appreciation	$46,328
Gross unrealized depreciation	(602,956)

Net unrealized depreciation	$(556,628)

(a)	Non-income producing security.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	25

Schedules of Investments October 31, 2008 (Continued)	Prepared Portfolio 2040
(Percentages shown are based on Net Assets)

Affiliated Mutual Funds	Shares/ Beneficial Interest	Value
Equity Funds — 93.6%
BlackRock Capital Appreciation Portfolio (a)	24,050	$298,223
BlackRock Global Dynamic Equity Fund	38,817	348,579
BlackRock Global Emerging Markets Fund	8,141	82,711
BlackRock Latin America Fund, Inc.	1,202	36,712
BlackRock Small Cap Core Equity Portfolio	12,071	157,526
Master Basic Value LLC	437,417	324,978
Master Large Cap Core Portfolio	470,635	338,327

		1,587,056

Fixed Income Funds — 6.9%
BlackRock High Yield Bond Portfolio	1,035	5,722
BlackRock Inflation Protected Bond Portfolio	2,471	22,409
BlackRock International Bond Portfolio	1,636	17,573
BlackRock Total Return Fund	7,283	70,428

		116,132

Total Affiliated Mutual Funds (Cost — $2,288,371*) — 100.5%		1,703,188
Liabilities in Excess of Other Assets — (0.5)%		(8,320)

Net Assets — 100.0%		$1,694,868

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,258,347

Gross unrealized appreciation	$42,897
Gross unrealized depreciation	(598,056)

Net unrealized depreciation	$(555,159)

(a)	Non-income producing security.

Prepared Portfolio 2045

Affiliated Mutual Funds	Shares/ Beneficial Interest	Value
Equity Funds — 94.4%
BlackRock Capital Appreciation Portfolio (a)	10,683	$132,468
BlackRock Global Dynamic Equity Fund	17,277	155,150
BlackRock Global Emerging Markets Fund	3,600	36,578
BlackRock Latin America Fund, Inc.	542	16,547
BlackRock Small Cap Core Equity Portfolio	5,330	69,553
Master Basic Value LLC	190,010	144,305
Master Large Cap Core Portfolio	202,683	149,636

		704,237

Fixed Income Funds — 6.9%
BlackRock High Yield Bond Portfolio	406	2,243
BlackRock Inflation Protected Bond Portfolio	1,093	9,914
BlackRock International Bond Portfolio	692	7,435
BlackRock Total Return Fund	3,292	31,831

		51,423

Total Affiliated Mutual Funds (Cost — $987,836*) — 101.3%		755,660
Liabilities in Excess of Other Assets — (1.3)%		(9,424)

Net Assets — 100.0%		$746,236

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$983,311

Gross unrealized appreciation	$15,503
Gross unrealized depreciation	(243,154)

Net unrealized depreciation	$(227,651)

(a)	Non-income producing security.

See Notes to Financial Statements.

26	ANNUAL REPORT	OCTOBER 31, 2008

Schedules of Investments October 31, 2008 (Concluded)	Prepared Portfolio 2050
(Percentages shown are based on Net Assets)

Affiliated Mutual Funds	Shares/ Beneficial Interest	Value
Equity Funds — 97.2%
BlackRock Capital Appreciation Portfolio (a)	6,107	$75,731
BlackRock Global Dynamic Equity Fund	9,909	88,983
BlackRock Global Emerging Markets Fund	2,065	20,978
BlackRock Latin America Fund, Inc.	315	9,604
BlackRock Small Cap Core Equity Portfolio	3,055	39,863
Master Basic Value LLC	110,768	82,353
Master Large Cap Core Portfolio	120,441	87,028

		404,540

Fixed Income Funds — 7.4%
BlackRock High Yield Bond Portfolio	273	1,509
BlackRock Inflation Protected Bond Portfolio	686	6,223
BlackRock International Bond Portfolio	417	4,478
BlackRock Total Return Fund	1,900	18,370

		30,580

Total Affiliated Mutual Funds (Cost — $580,736*) — 104.6%		435,120
Liabilities in Excess of Other Assets — (4.6)%		(19,005)

Net Assets — 100.0%		$416,115

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$572,136

Gross unrealized appreciation	$9,769
Gross unrealized depreciation	(146,785)

Net unrealized depreciation	$(137,016)

(a)	Non-income producing security.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	27

Statements of Assets and Liabilities

October 31, 2008	Prepared Portfolio 2010	Prepared Portfolio 2015	Prepared Portfolio 2020	Prepared Portfolio 2025	Prepared Portfolio 2030	Prepared Portfolio 2035	Prepared Portfolio 2040	Prepared Portfolio 2045	Prepared Portfolio 2050

Assets
Investments at value - affiliated[1]	$1,905,367	$3,552,857	$5,090,918	$2,964,884	$3,268,868	$1,746,573	$1,703,188	$755,660	$435,120
Cash	—	—	—	30,024	7,021	2,925	16,014	4,805	—
Investments sold receivable - affiliated	—	—	4,533	—	—	—	—	—	—
Receivable from advisor	26,901	27,631	36,975	26,575	30,512	24,117	24,395	18,493	17,280
Capital shares sold receivable	272	10,605	1,334	602	16,909	1,120	2,886	985	757
Prepaid expenses	10,510	10,351	10,454	10,106	10,232	9,939	9,919	9,837	9,836

Total assets	1,943,050	3,601,444	5,144,214	3,032,191	3,333,542	1,784,674	1,756,402	789,780	462,993

Liabilities
Bank overdraft	559	4,788	14,613	—	—	—	—	—	5,278
Investments purchased payable - affiliated	570	882	—	29,605	3,356	2,356	15,116	1,669	597
Capital shares redeemed payable	—	—	—	1,238	4,504	—	185	—	—
Professional fees payable	34,571	34,593	34,583	34,608	34,570	34,590	34,589	34,613	34,614
Accounting fees payable	2,494	2,494	2,494	2,494	2,494	2,494	2,494	2,494	2,494
Printing fees payable	4,523	8,179	11,872	6,560	7,990	4,059	4,044	1,703	951
Other affiliates payable	2,696	2,830	3,111	2,820	3,202	2,802	2,996	2,619	2,597
Officer’s and Trustees’ fees payable	1,668	1,661	1,667	1,657	1,671	1,669	1,339	—	—
Service and distribution fees payable	581	1,158	1,424	840	993	447	440	181	105
Other accrued expenses payable	346	452	576	386	457	326	331	265	242

Total liabilities	48,008	57,037	70,340	80,208	59,237	48,743	61,534	43,544	46,878

Net Assets	$1,895,042	$3,544,407	$5,073,874	$2,951,983	$3,274,305	$1,735,931	$1,694,868	$746,236	$416,115

Net Assets Consist of
Paid-in capital	$2,475,705	$4,595,833	$6,829,896	$3,933,996	$4,624,020	$2,418,214	$2,371,596	$1,018,159	$579,823
Undistributed net investment income	42,499	54,787	76,278	25,768	14,580	3,719	2,352	677	791
Accumulated net realized loss	(189,779)	(226,636)	(367,180)	(229,647)	(290,324)	(130,707)	(136,115)	(56,398)	5,229
Net unrealized appreciation/depreciation	(433,383)	(879,577)	(1,465,120)	(778,134)	(1,073,971)	(555,295)	(542,965)	(216,202)	(169,728)

Net Assets	$1,895,042	$3,544,407	$5,073,874	$2,951,983	$3,274,305	$1,735,931	$1,694,868	$746,236	$416,115

[1] Investments at cost - affiliated	$2,374,296	$4,498,893	$6,659,608	$3,803,672	$4,432,063	$2,346,615	$2,288,371	$987,836	$580,736

See Notes to Financial Statements.

28	ANNUAL REPORT	OCTOBER 31, 2008

Statements of Assets and Liabilities (concluded)

October 31, 2008	Prepared Portfolio 2010	Prepared Portfolio 2015	Prepared Portfolio 2020	Prepared Portfolio 2025	Prepared Portfolio 2030		Prepared Portfolio 2035	Prepared Portfolio 2040	Prepared Portfolio 2045	Prepared Portfolio 2050

Net Asset Value
Institutional:
Net Assets	$19,055	$49,655	$192,862	$76,376	$24,089	[2]	$32,079	$37,316	$19,671	$73,919

Shares outstanding, unlimited number of shares authorized, $0.001 par value	2,381	6,385	25,489	10,352	3,390	[2]	4,649	5,364	2,803	10,979

Net Asset Value	$8.00	$7.78	$7.57	$7.38	$7.10		$6.90	$6.96	$7.02	$6.73

Investor A:
Net Assets	$1,065,898	$1,510,677	$2,967,367	$1,569,358	$1,675,112		$1,122,007	$1,125,925	$537,590	$156,671

Shares outstanding, unlimited number of shares authorized, $0.001 par value	133,953	195,322	393,831	213,641	237,096		163,473	162,792	77,131	23,385

Net Asset Value	$7.96	$7.73	$7.53	$7.35	$7.07		$6.86	$6.92	$6.97	$6.70

R:
Net Assets	$810,089	$1,984,075	$1,913,645	$1,306,249	$1,575,104		$581,845	$531,627	$188,975	$185,525

Shares outstanding, unlimited number of shares authorized, $0.001 par value	101,801	256,494	255,065	178,458	223,461		85,051	76,878	27,228	27,698

Net Asset Value	$7.96	$7.74	$7.50	$7.32	$7.05		$6.84	$6.92	$6.94	$6.70

2	Exact net assets and shares outstanding at October 31, 2008 were $24,089.26 and 3,390.484, respectively.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	29

Statements of Operations

Year Ended October 31, 2008	Prepared Portfolio 2010	Prepared Portfolio 2015	Prepared Portfolio 2020	Prepared Portfolio 2025	Prepared Portfolio 2030	Prepared Portfolio 2035	Prepared Portfolio 2040	Prepared Portfolio 2045	Prepared Portfolio 2050
Investment income
Dividends - affiliated	$54,235	$68,783	$103,197	$38,532	$28,972	$9,557	$8,533	$2,710	$1,720
Interest - affiliated	2	3	3	4	3	3	3	3	3
Net investment income allocated from Master Portfolios:
Dividends	7,674	11,934	20,261	11,604	17,600	8,119	7,565	2,253	2,223
Expenses	(1,936)	(3,021)	(5,154)	(2,939)	(4,479)	(2,086)	(1,933)	(586)	(495)

Total investment income	59,975	77,699	118,307	47,201	42,096	15,593	14,168	4,380	3,451

Expenses
Professional	25,136	25,133	25,189	25,147	25,151	25,133	25,131	25,115	25,113
Printing	31,630	36,975	62,148	37,060	41,328	22,671	21,951	10,147	8,716
Custodian	13,044	12,758	12,738	12,786	12,756	12,711	12,723	12,650	12,622
Registration	25,106	25,191	25,779	24,925	25,148	24,697	24,698	24,503	24,480
Accounting	7,299	7,299	7,299	7,299	7,299	7,299	7,299	7,299	7,299
Officer and Trustees	5,727	5,745	5,815	5,729	5,764	4,712	2,378	13	10
Service - Investor A	2,866	3,103	8,116	3,329	4,616	2,326	2,142	511	264
Service and distribution - R	3,954	7,658	5,386	4,134	4,960	1,354	1,260	590	452
Administration	1,517	2,108	3,391	1,657	2,152	935	862	258	204
Transfer agent - R	1,365	1,744	2,462	1,432	3,077	2,050	1,963	1,405	1,000
Transfer agent - Investor A	1,127	1,106	1,659	1,206	1,883	648	1,851	504	720
Administration - Investor A	285	309	808	332	460	232	213	51	26
Administration - R	195	381	268	205	247	68	63	29	22
Transfer agent - Institutional	70	62	229	115	118	95	127	124	179
Administration - Institutional	23	10	52	13	10	12	11	6	20
Miscellaneous	5,977	6,000	5,998	6,010	5,980	5,970	5,985	5,983	5,983

Total expenses	125,321	135,582	167,337	131,379	140,949	110,913	108,657	89,188	87,110
Less administration fees waived	(1,517)	(2,108)	(3,391)	(1,657)	(2,152)	(935)	(862)	(258)	(204)
Less administration fees waived - Institutional	(23)	(10)	(52)	(13)	(10)	(12)	(11)	(6)	(20)
Less administration fees waived - Investor A	(6)	(2)	—	(2)	(11)	—	(118)	(23)	(23)
Less administration fees waived - R	(79)	(67)	(130)	(81)	(161)	(56)	(58)	(20)	(20)
Less transfer agent fees waived - Institutional	(7)	(5)	(10)	(13)	(10)	(10)	(10)	(12)	(14)
Less transfer agent fees waived - Investor A	—	—	—	—	(1)	—	(13)	(6)	(6)
Less transfer agent fees waived - R	(8)	(3)	(9)	(6)	(13)	(7)	(5)	(5)	(5)
Less transfer agent fees reimbursed - Institutional	(63)	(57)	(219)	(102)	(108)	(85)	(117)	(109)	(163)
Less transfer agent fees reimbursed - R	(403)	(36)	(568)	(278)	(1,388)	(1,446)	(1,424)	(1,187)	(793)
Less transfer agent fees reimbursed - Investor A	—	—	—	—	(7)	—	(393)	(157)	(471)
Less expenses reimbursed by advisor	(113,919)	(119,101)	(144,966)	(118,956)	(123,426)	(103,193)	(100,165)	(85,710)	(84,223)

Total expenses after waivers and reimbursements	9,296	14,193	17,992	10,271	13,662	5,169	5,481	1,695	1,168

Net investment income	50,679	63,506	100,315	36,930	28,434	10,424	8,687	2,685	2,283

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments - affiliated	(171,917)	(175,551)	(334,071)	(200,355)	(250,459)	(115,664)	(119,766)	(48,540)	(23,810)
Capital gain distributions from affiliated underlying funds	26,609	24,760	99,607	44,620	72,122	40,400	35,253	10,945	5,732
Allocation from Master Portfolios	(42,366)	(77,595)	(120,539)	(73,818)	(105,093)	(53,636)	(51,119)	(19,454)	20,596

	(187,674)	(228,386)	(355,003)	(229,553)	(283,430)	(128,900)	(135,632)	(57,049)	2,518

Net change in unrealized appreciation/depreciation on:
Investments	(303,900)	(642,310)	(1,027,031)	(539,156)	(704,234)	(366,985)	(355,474)	(142,070)	(92,314)
Allocation from Master Portfolios	(133,948)	(251,081)	(451,075)	(269,616)	(385,984)	(201,192)	(200,462)	(81,705)	(85,029)

	(437,848)	(893,391)	(1,478,106)	(808,772)	(1,090,218)	(568,177)	(555,936)	(223,775)	(177,343)

Total realized and unrealized loss	(625,522)	(1,121,777)	(1,833,109)	(1,038,325)	(1,373,648)	(697,077)	(691,568)	(280,824)	(174,825)

Net Decrease in Net Assets Resulting from Operations.	$(574,843)	$(1,058,271)	$(1,732,794)	$(1,001,395)	$(1,345,214)	$(686,653)	$(682,881)	$(278,139)	$(172,542)

See Notes to Financial Statements.

30	ANNUAL REPORT	OCTOBER 31, 2008

Statements of Changes in Net Assets

	Prepared Portfolio 2010		Prepared Portfolio 2015		Prepared Portfolio 2020
	Year Ended October 31, 2008	Period April 20, 2007 [1] to October 31, 2007	Year Ended October 31, 2008	Period April 20, 2007 [1] to October 31, 2007	Year Ended October 31, 2008	Period April 20, 2007 [1] to October 31, 2007

Increase (Decrease) in Net Assets:
Operations
Net investment income	$50,679	$1,106	$63,506	$1,852	$100,315	$1,659
Net realized gain (loss)	(187,674)	1,609	(228,386)	4,128	(355,003)	4,173
Net change in unrealized appreciation/depreciation	(437,848)	4,465	(893,391)	13,814	(1,478,106)	12,986

Net increase (decrease) in net assets resulting from operations	(574,843)	7,180	(1,058,271)	19,794	(1,732,794)	18,818

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(731)	—	(169)	—	(912)	—
Investor A	(6,579)	—	(6,811)	—	(18,006)	—
R	(37)	—	(68)	—	(1,023)	—
Net realized gain:
Institutional	(519)	—	(129)	—	(934)	—
Investor A	(5,035)	—	(5,642)	—	(19,950)	—
R	(99)	—	(130)	—	(1,221)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(13,000)	—	(12,949)	—	(42,046)	—

Capital Share Transactions
Net increase in net assets derived from capital share transactions	2,376,524	99,181	4,308,352	287,481	6,592,188	237,708

Net Assets
Total increase in net assets	1,788,681	106,361	3,237,132	307,275	4,817,348	256,526
Beginning of period	106,361	—	307,275	—	256,526	—

End of period	$1,895,042	$106,361	$3,544,407	$307,275	$5,073,874	$256,526

End of period undistributed net investment income	$42,499	$1,156	$54,787	$1,865	$76,278	$1,661

1	Commencement of operations.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	31

Statements of Changes in Net Assets (concluded)

	Prepared Portfolio 2025		Prepared Portfolio 2030		Prepared Portfolio 2035
	Year Ended October 31, 2008	Period April 20, 2007 [1] to October 31, 2007	Year Ended October 31, 2008	Period April 20, 2007 [1] to October 31, 2007	Year Ended October 31, 2008	Period April 20, 2007 [1] to October 31, 2007
Increase (Decrease) in Net Assets:
Operations
Net investment income	$36,930	$1,906	$28,434	$340	$10,424	$78
Net realized gain (loss)	(229,553)	5,839	(283,430)	3,412	(128,900)	4,713
Net change in unrealized appreciation/depreciation	(808,772)	30,638	(1,090,218)	16,247	(568,177)	12,882

Net increase (decrease) in net assets resulting from operations	(1,001,395)	38,383	(1,345,214)	19,999	(686,653)	17,673

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(380)	—	(230)	—	(305)	—
Investor A	(7,782)	—	(8,760)	—	(3,893)	—
R	(1,470)	—	(176)	—	(213)	—
Net realized gain:
Institutional	(331)	—	(346)	—	(539)	—
Investor A	(7,446)	—	(14,535)	—	(7,700)	—
R	(1,592)	—	(453)	—	(653)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(19,001)	—	(24,500)	—	(13,303)	—

Capital Share Transactions
Net increase in net assets derived from capital share transactions	3,227,058	706,938	4,380,295	243,725	2,232,130	186,084

Net Assets
Total increase in net assets	2,206,662	745,321	3,010,581	263,724	1,532,174	203,757
Beginning of period	745,321	—	263,724	—	203,757	—

End of period	$2,951,983	$745,321	$3,274,305	$263,724	$1,735,931	$203,757

End of period undistributed net investment income	$25,768	$1,863	$14,580	$354	$3,719	$112

1	Commencement of operations.

See Notes to Financial Statements.

32	ANNUAL REPORT	OCTOBER 31, 2008

Prepared Portfolio 2040		Prepared Portfolio 2045		Prepared Portfolio 2050
Year Ended October 31, 2008	Period April 20, 2007 [1] to October 31, 2007	Year Ended October 31, 2008	Period April 20, 2007 [1] to October 31, 2007	Year Ended October 31, 2008	Period April 20, 2007 [1] to October 31, 2007

$8,687	$34	$2,685	$21	$2,283	$52
(135,632)	4,898	(57,049)	2,342	2,518	3,103
(555,936)	12,971	(223,775)	7,573	(177,343)	7,615

(682,881)	17,903	(278,139)	9,936	(172,542)	10,770

(209)	—	(135)	—	(434)	—
(3,887)	—	(570)	—	(273)	—
(25)	—	(653)	—	(51)	—
(334)	—	(195)	—	(534)	—
(7,074)	—	(1,031)	—	(454)	—
(221)	—	(1,136)	—	(190)	—

(11,750)	—	(3,720)	—	(1,936)	—

2,139,900	231,696	898,766	119,393	477,249	102,574

1,445,269	249,599	616,907	129,329	302,771	113,344
249,599	—	129,329	—	113,344	—

$1,694,868	$249,599	$746,236	$129,329	$416,115	$113,344

$2,352	$38	$677	$113	$791	$138

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	33

Financial Highlights

	Prepared Portfolio 2010
	Institutional		Investor A		R
	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007

Per Share Operating Performance
Net asset value, beginning of period	$10.94	$10.00	$10.92	$10.00	$10.90	$10.00

Net investment income[2]	0.32	0.19	0.26	0.15	0.22	0.15
Net realized and unrealized gain (loss)	(3.15)	0.75	(3.11)	0.77	(3.10)	0.75

Net increase (decrease) from investment operations	(2.83)	0.94	(2.85)	0.92	(2.88)	0.90

Dividends and distributions from:
Net investment income	(0.06)	—	(0.06)	—	(0.01)	—
Net realized gain	(0.05)	—	(0.05)	—	(0.05)	—

Total dividends and distributions	(0.11)	—	(0.11)	—	(0.06)	—

Net asset value, end of period	$8.00	$10.94	$7.96	$10.92	$7.96	$10.90

Total Investment Return
Based on net asset value	(26.11)%	9.40%[3]	(26.38)%[4]	9.20%[3,4]	(26.54)%	9.00%[3]

Ratios to Average Net Assets
Total expenses after waivers and reimbursements[5]	0.05%	0.07%[6]	0.46%	0.59%[6]	0.75%	0.79%[6]

Total expenses[5]	5.79%	242.71%[6,7]	6.44%	202.10%[6,7]	6.14%	243.43%[6,7]

Net investment income[5]	3.09%	3.48%[6]	2.64%	2.77%[6]	2.24%	2.77%[6]

Supplemental Data
Net assets, end of period (000)	$19	$22	$1,066	$63	$810	$22

Portfolio turnover	112%	66%	112%	66%	112%	66%

See Notes to Financial Statements.

34	ANNUAL REPORT	OCTOBER 31, 2008

Financial Highlights (continued)

	Prepared Portfolio 2015
	Institutional		Investor A		R
	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007

Per Share Operating Performance
Net asset value, beginning of period	$10.76	$10.00	$10.74	$10.00	$10.72	$10.00

Net investment income[2]	0.27	0.16	0.24	0.15	0.20	0.12
Net realized and unrealized gain (loss)	(3.10)	0.60	(3.11)	0.59	(3.08)	0.60

Net increase (decrease) from investment operations	(2.83)	0.76	(2.87)	0.74	(2.88)	0.72

Dividends and distributions from:
Net investment income	(0.08)	—	(0.07)	—	(0.03)	—
Net realized gain	(0.07)	—	(0.07)	—	(0.07)	—

Total dividends and distributions	(0.15)	—	(0.14)	—	(0.10)	—

Net asset value, end of period	$7.78	$10.76	$7.73	$10.74	$7.74	$10.72

Total Investment Return
Based on net asset value	(26.66)%	7.60%[3]	(27.03)%[4]	7.40%[3,4]	(27.11)%	7.20%[3]

Ratios to Average Net Assets
Total expenses after waivers and reimbursements[5]	0.10%	0.05%[6]	0.46%	0.49%[6]	0.75%	0.78%[6]

Total expenses[5]	5.03%	231.75%[6,8]	5.34%	69.07%[6,8]	4.59%	232.47%[6,8]

Net investment income[5]	2.77%	2.83%[6]	2.46%	2.65%[6]	2.08%	2.10%[6]

Supplemental Data
Net assets, end of period (000)	$50	$22	$1,511	$264	$1,984	$21

Portfolio turnover	52%	37%	52%	37%	52%	37%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Aggregate total investment return.

4	Total investment returns exclude the effects of sales charges.

5	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratios do include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

6	Annualized.

7	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 380.15%, 297.84% and 380.98% for the Institutional, Investor A and R, respectively.

8	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 350.79%, 94.70% and 351.74% for the Institutional, Investor A and R, respectively.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	35

Financial Highlights (continued)

	Prepared Portfolio 2020
	Institutional		Investor A		R
	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007

Per Share Operating Performance
Net asset value, beginning of period	$10.84	$10.00	$10.82	$10.00	$10.80	$10.00

Net investment income[2]	0.24	0.14	0.23	0.12	0.18	0.09
Net realized and unrealized gain (loss)	(3.38)	0.70	(3.40)	0.70	(3.36)	0.71

Net increase (decrease) from investment operations	(3.14)	0.84	(3.17)	0.82	(3.18)	0.80

Dividends and distributions from:
Net investment income	(0.06)	—	(0.05)	—	(0.05)	—
Net realized gain	(0.07)	—	(0.07)	—	(0.07)	—

Total dividends and distributions	(0.13)	—	(0.12)	—	(0.12)	—

Net asset value, end of period	$7.57	$10.84	$7.53	$10.82	$7.50	$10.80

Total Investment Return
Based on net asset value	(29.30)%	8.40%[3]	(29.58)%[4]	8.20%[3,4]	(29.76)%	8.00%[3]

Ratios to Average Net Assets
Total expenses after waivers and reimbursements[5]	0.08%	0.13%[6]	0.43%	0.58%[6]	0.84%	0.80%[6]

Total expenses[5]	3.50%	77.97%[6,7]	3.68%	144.28%[6,7]	4.30%	227.19%[6,7]

Net investment income[5]	2.41%	2.50%[6]	2.32%	2.13%[6]	1.88%	1.64%[6]

Supplemental Data
Net assets, end of period (000)	$193	$155	$2,967	$80	$1,914	$22

Portfolio turnover	55%	39%	55%	39%	55%	39%

See Notes to Financial Statements.

36	ANNUAL REPORT	OCTOBER 31, 2008

Financial Highlights (continued)

	Prepared Portfolio 2025
	Institutional		Investor A		R
	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007

Per Share Operating Performance
Net asset value, beginning of period	$11.00	$10.00	$10.98	$10.00	$10.95	$10.00

Net investment income[2]	0.22	0.10	0.17	0.09	0.13	0.08
Net realized and unrealized gain (loss)	(3.67)	0.90	(3.64)	0.89	(3.61)	0.87

Net increase (decrease) from investment operations	(3.45)	1.00	(3.47)	0.98	(3.48)	0.95

Dividends and distributions from:
Net investment income	(0.09)	—	(0.08)	—	(0.07)	—
Net realized gain	(0.08)	—	(0.08)	—	(0.08)	—

Total dividends and distributions	(0.17)	—	(0.16)	—	(0.15)	—

Net asset value, end of period	$7.38	$11.00	$7.35	$10.98	$7.32	$10.95

Total Investment Return
Based on net asset value	(31.85)%	10.00%[3]	(32.05)%[4]	9.80%[3,4]	(32.20)%	9.50%[3]

Ratios to Average Net Assets
Total expenses after waivers and reimbursements[5]	0.13%	0.07%[6]	0.49%	0.47%[6]	0.80%	0.77%[6]

Total expenses[5]	6.13%	146.48%[6,8]	6.13%	42.43%[6,8]	5.99%	94.71%[6,8]

Net investment income[5]	2.24%	1.77%[6]	1.81%	1.55%[6]	1.41%	1.33%[6]

Supplemental Data
Net assets, end of period (000)	$76	$47	$1,569	$474	$1,306	$225

Portfolio turnover	80%	36%	80%	36%	80%	36%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Aggregate total investment return.

4	Total investment returns exclude the effects of sales charges.

5	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratios do include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

6	Annualized.

7	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 107.29%, 214.43% and 346.14% for the Institutional, Investor A and R, respectively.

8	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 217.58%, 58.31% and 144.26% for the Institutional, Investor A and R, respectively.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	37

Financial Highlights (continued)

	Prepared Portfolio 2030
	Institutional		Investor A		R
	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007

Per Share Operating Performance
Net asset value, beginning of period	$11.09	$10.00	$11.07	$10.00	$11.05	$10.00

Net investment income[2]	0.13	0.05	0.11	0.03	0.06	0.01
Net realized and unrealized gain (loss)	(3.97)	1.04	(3.97)	1.04	(3.93)	1.04

Net increase (decrease) from investment operations	(3.84)	1.09	(3.86)	1.07	(3.87)	1.05

Dividends and distributions from:
Net investment income	(0.06)	—	(0.05)	—	(0.04)	—
Net realized gain	(0.09)	—	(0.09)	—	(0.09)	—

Total dividends and distributions	(0.15)	—	(0.14)	—	(0.13)	—

Net asset value, end of period	$7.10	$11.09	$7.07	$11.07	$7.05	$11.05

Total Investment Return
Based on net asset value	(34.98)%	10.90%[3]	(35.35)%[4]	10.70%[3,4]	(35.44)%	10.50%[3]

Ratios to Average Net Assets
Total expenses after waivers and reimbursements[5]	0.08%	0.12%[6]	0.51%	0.57%[6]	0.89%	0.83%[6]

Total expenses[5]	4.95%	152.76%[6,7]	4.94%	97.81%[6,7]	5.31%	186.99%[6,7]

Net investment income[5]	1.35%	0.82%[6]	1.14%	0.49%[6]	0.70%	0.10%[6]

Supplemental Data
Net assets, end of period (000)	$24	$43	$1,675	$199	$1,575	$22

Portfolio turnover	62%	42%	62%	42%	62%	42%

See Notes to Financial Statements.

38	ANNUAL REPORT	OCTOBER 31, 2008

Financial Highlights (continued)

	Prepared Portfolio 2035
	Institutional		Investor A		R
	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007

Per Share Operating Performance
Net asset value, beginning of period	$11.04	$10.00	$11.02	$10.00	$11.00	$10.00

Net investment income (loss)[2]	0.14	0.03	0.09	0.01	0.04	(0.01)
Net realized and unrealized gain (loss)	(4.14)	1.01	(4.11)	1.01	(4.08)	1.01

Net increase (decrease) from investment operations	(4.00)	1.04	(4.02)	1.02	(4.04)	1.00

Dividends and distributions from:
Net investment income	(0.05)	—	(0.05)	—	(0.03)	—
Net realized gain	(0.09)	—	(0.09)	—	(0.09)	—

Total dividends and distributions	(0.14)	—	(0.14)	—	(0.12)	—

Net asset value, end of period	$6.90	$11.04	$6.86	$11.02	$6.84	$11.00

Total Investment Return
Based on net asset value	(36.63)%	10.40%[3]	(36.92)%[4]	10.20%[3,4]	(37.09)%	10.00%[3]

Ratios to Average Net Assets
Total expenses after waivers and reimbursements[5]	0.11%	0.14%[6]	0.50%	0.62%[6]	0.93%	0.86%[6]

Total expenses[5]	9.29%	158.80%[6,8]	8.89%	128.07%[6,8]	9.63%	179.46%[6,8]

Net investment income (loss)[5]	1.41%	0.46%[6]	0.92%	0.10%[6]	0.46%	(0.22)%[6]

Supplemental Data
Net assets, end of period (000)	$32	$46	$1,122	$115	$582	$43

Portfolio turnover	67%	34%	67%	34%	67%	34%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Aggregate total investment return.

4	Total investment returns exclude the effects of sales charges.

5	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratios do include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

6	Annualized.

7	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 231.27%, 129.63% and 304.30% for the Institutional, Investor A and R, respectively.

8	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 235.03%, 174.22% and 282.70% for the Institutional, Investor A and R, respectively.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	39

Financial Highlights (continued)

	Prepared Portfolio 2040
	Institutional		Investor A		R
	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007

Per Share Operating Performance
Net asset value, beginning of period	$11.19	$10.00	$11.17	$10.00	$11.14	$10.00

Net investment income (loss)[2]	0.10	0.02	0.08	— [3]	0.03	(0.02)
Net realized and unrealized gain (loss)	(4.17)	1.17	(4.18)	1.17	(4.14)	1.16

Net increase (decrease) from investment operations	(4.07)	1.19	(4.10)	1.17	(4.11)	1.14

Dividends and distributions from:
Net investment income	(0.06)	—	(0.05)	—	(0.01)	—
Net realized gain	(0.10)	—	(0.10)	—	(0.10)	—

Total dividends and distributions	(0.16)	—	(0.15)	—	(0.11)	—

Net asset value, end of period	$6.96	$11.19	$6.92	$11.17	$6.92	$11.14

Total Investment Return
Based on net asset value	(36.87)%	11.90%[4]	(37.16)%[5]	11.70%[4,5]	(37.24)%	11.40%[4]

Ratios to Average Net Assets
Total expenses after waivers and reimbursements[6]	0.12%	0.14%[7]	0.59%	0.56%[7]	0.92%	0.84%[7]

Total expenses[6]	9.56%	134.69%[7,8]	9.62%	94.51%[7,8]	9.66%	149.22%[7,8]

Net investment income (loss)[6]	1.07%	0.39%[7]	0.86%	0.03%[7]	0.33%	(0.35)%[7]

Supplemental Data
Net assets, end of period (000)	$37	$38	$1,126	$186	$532	$25

Portfolio turnover	80%	36%	80%	36%	80%	36%

See Notes to Financial Statements.

40	ANNUAL REPORT	OCTOBER 31, 2008

Financial Highlights (continued)

	Prepared Portfolio 2045
	Institutional		Investor A		R
	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007
Per Share Operating Performance
Net asset value, beginning of period	$11.33	$10.00	$11.30	$10.00	$11.28	$10.00

Net investment income (loss)[2]	0.09	0.02	0.07	— [3]	0.07	(0.02)
Net realized and unrealized gain (loss)	(4.24)	1.31	(4.26)	1.30	(4.26)	1.30

Net increase (decrease) from investment operations	(4.15)	1.33	(4.19)	1.30	(4.19)	1.28

Dividends and distributions from:
Net investment income	(0.07)	—	(0.05)	—	(0.06)	—
Net realized gain	(0.09)	—	(0.09)	—	(0.09)	—

Total dividends and distributions	(0.16)	—	(0.14)	—	(0.15)	—

Net asset value, end of period	$7.02	$11.33	$6.97	$11.30	$6.94	$11.28

Total Investment Return
Based on net asset value	(37.12)%	13.30%[4]	(37.48)%[5]	13.00%[4,5]	(37.62)%	12.80%[4]

Ratios to Average Net Assets
Total expenses after waivers and reimbursements[6]	0.10%	0.14%[7]	0.61%	0.67%[7]	0.86%	0.86%[7]

Total expenses[6]	32.26%	223.70%[7,9]	23.08%	200.49%[7,9]	30.15%	224.16%[7,9]

Net investment income (loss)[6]	0.97%	0.43%[7]	0.80%	0.03%[7]	0.71%	(0.30)%[7]

Supplemental Data
Net assets, end of period (000)	$20	$23	$538	$84	$189	$23

Portfolio turnover	103%	99%	103%	99%	103%	99%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Less than $0.01 per share.

4	Aggregate total investment return.

5	Total investment returns exclude the effects of sales charges.

6	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratios do include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

7	Annualized.

8	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 224.56%, 119.34% and 260.79% for the Institutional, Investor A and R, respectively.

9	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 340.57%, 273.93% and 341.16% for the Institutional, Investor A and R, respectively.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	41

Financial Highlights (concluded)

	Prepared Portfolio 2050
	Institutional		Investor A		R
	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007
Per Share Operating Performance
Net asset value, beginning of period	$11.24	$10.00	$11.21	$10.00	$11.19	$10.00

Net investment income (loss)[2]	0.12	0.03	0.07	— [3]	0.05	(0.02)
Net realized and unrealized gain (loss)	(4.46)	1.21	(4.43)	1.21	(4.42)	1.21

Net increase (decrease) from investment operations	(4.34)	1.24	(4.36)	1.21	(4.37)	1.19

Dividends and distributions from:
Net investment income	(0.08)	—	(0.06)	—	(0.03)	—
Net realized gain	(0.09)	—	(0.09)	—	(0.09)	—

Total dividends and distributions	(0.17)	—	(0.15)	—	(0.12)	—

Net asset value, end of period	$6.73	$11.24	$6.70	$11.21	$6.70	$11.19

Total Investment Return
Based on net asset value	(39.15)%	12.40%[4]	(39.37)%[5]	12.10%[4,5]	(39.44)%	11.90%[4]

Ratios to Average Net Assets
Total expenses after waivers and reimbursements[6]	0.15%	0.22%[7]	0.67%	0.61%[7]	0.94%	0.85%[7]

Total expenses[6]	35.98%	195.26%[7,8]	32.00%	211.23%[7,8]	28.99%	215.39%[7,8]

Net investment income (loss)[6]	1.26%	0.52%[7]	0.77%	(0.04)%[7]	0.55%	(0.31)%[7]

Supplemental Data
Net assets, end of period (000)	$74	$61	$157	$30	$186	$22

Portfolio turnover	102%	53%	102%	53%	102%	53%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Less than $0.01 per share.

4	Aggregate total investment return.

5	Total investment returns exclude the effects of sales charges.

6	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratios do include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

7	Annualized.

8	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 269.29%, 312.08% and 332.68% for the Institutional, Investor A and R, respectively.

See Notes to Financial Statements.

42	ANNUAL REPORT	OCTOBER 31, 2008

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock Funds II (the “Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of October 31, 2008, the Fund had 34 registered portfolios, of which BlackRock Prepared Portfolio 2010, BlackRock Prepared Portfolio 2015, BlackRock Prepared Portfolio 2020, BlackRock Prepared Portfolio 2025, BlackRock Prepared Portfolio 2030, BlackRock Prepared Portfolio 2035, BlackRock Prepared Portfolio 2040, BlackRock Prepared Portfolio 2045 and BlackRock Prepared Portfolio 2050, (collectively the “Portfolios”) are included in these financial statements. The Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Each Portfolio offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are sold with a front-end sales charge. R Shares are sold without a sales charge and only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the Investor A and R Shares may bear certain expenses related to the service and/or distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its service and distribution expenditures. The Portfolios generally will invest in other open-end investment companies (mutual funds) that are managed by subsidiaries of BlackRock, Inc. (collectively, the “Underlying Funds”). The Portfolios may also invest in Master Portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”). By owning shares of the Underlying Funds and investing in Master Portfolios, each of the Portfolios indirectly invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. Equity funds may also include funds that invest in real estate-related and other similar securities, as well as commodities. Fixed income funds may include funds that invest in domestic and non-U.S. bonds, U.S. Government securities, high yield (or junk) bonds, and cash or money market instruments. In addition, the Underlying Funds and Master Portfolios may invest in derivatives.

The following is a summary of significant accounting policies followed by the Portfolios:

Valuation of Investments: The market value of the Portfolios’ investments in the Underlying Funds is based on the published net asset value of each Underlying Fund and the net asset value of the Master Portfolios computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. The Portfolios record their proportionate investment in the Master Portfolios at fair value which is ordinarily based upon their pro-rata ownership in the net assets of the Master Portfolios.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method. The Portfolios’ record their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. Income, realized and unrealized gains and losses of a Portfolio are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Portfolios, the shareholders also bear indirectly a proportionate share of the expenses of the investment companies in which the Portfolios invest. Capital gain distributions from the Underlying Funds are booked as realized gains.

Dividends and Distributions: Dividends and distributions paid by the Portfolios are recorded on the ex-dividend dates.

Income Taxes: It is the Portfolios’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Effective April 30, 2008, the Portfolios implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to each Portfolio, and has determined that the adoption of FIN 48 does not have a material impact on each Portfolio’s financial statements. The Portfolios file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Portfolios’ U.S. federal tax returns remains open for the period ended October 31, 2007. The statutes of limitations on each Portfolio’s state and local tax returns remain open for an additional year depending on the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Portfolios’ financial statement disclosures is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of

ANNUAL REPORT	OCTOBER 31, 2008	43

Notes to Financial Statements (continued)

operations and financial position. In September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161”, (the “FSP”) was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends FASB Statement No. 133, “Accounting for Derivative Instruments and Hedging Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Portfolios’ financial statement disclosures, if any, is currently being assessed.

Bank Overdraft: As of October 31, 2008, Prepared Portfolio 2010, Prepared Portfolio 2015, Prepared Portfolio 2020 and Prepared Portfolio 2050 each recorded a bank overdraft resulting from the estimation of available cash. The overdrafts balances incur fees charged by the custodian which are included in the Statements of Operations as custodian expenses.

Other: Expenses directly related to one of the Portfolios or classes are charged to that Portfolio or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of a Portfolio are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund, on behalf of the Portfolios, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are principal owners of BlackRock, Inc. The Advisor will not receive any advisory fees from the Portfolios for its investment advisory services. Each Portfolio pays advisory fees to the Advisor indirectly, as a shareholder in the Underlying Funds.

PFPC Trust Company, an indirect wholly owned subsidiary of PNC, serves as custodian for each Portfolio. For these services, the custodian receives a monthly fee of $1,000 per Portfolio plus other miscellaneous fees incurred on behalf of the Portfolio. Pursuant to the Fund’s operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances. These amounts, if any, are included on the Statements of Operations as fees paid indirectly. For the year ended October 31, 2008, the Portfolios received no earnings credits.

PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”), formerly PFPC Inc., an indirect wholly owned subsidiary of PNC, serves as transfer and dividend disbursing agent. Each class of each Portfolio bears the costs of transfer agent fees associated with such respective class. Transfer agent fees borne by each class of each Portfolio are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of each Portfolio, 12b-1 fee calculations, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide certain Portfolios with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, affiliates receive an annual fee per shareholder account which will vary depending on share class. For the year ended October 31, 2008, the Portfolios incurred the following fees in return for these services, which are a component of the transfer agent fees in the accompanying Statements of Operations:

Prepared Portfolio 2010	$1,596
Prepared Portfolio 2015	1,680
Prepared Portfolio 2020	2,507
Prepared Portfolio 2025	1,424
Prepared Portfolio 2030	3,068
Prepared Portfolio 2035	1,511
Prepared Portfolio 2040	2,227
Prepared Portfolio 2045	957
Prepared Portfolio 2050	896

PNCGIS and the Advisor act as co-administrators for the Portfolios. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million; 0.065% of the next $500 million and 0.055% of average of daily net assets in excess of $1 billion of each Portfolio. In addition, each of the share classes is charged an administration fee based on the following percentages of average daily net assets of each respective class: 0.025% of the first $500 million of each Portfolio, 0.015% of the next $500 million and 0.005% of average of daily net assets in excess of $1 billion. In addition, PNCGIS and the Advisor may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Portfolio or a share class.

Effective October 1, 2008, the Fund, on behalf of the Portfolios, entered into a Distribution Agreement and Distribution Plan with BlackRock Investments Inc. (“BII”), which replaced Blackrock Distributors Inc. (“BDI”) as the sole distributor of the Fund. The service and distribution fees did not change as a result of this transaction. BII and BDI are affiliates of Blackrock, Inc. Pursuant to the Distribution Plan in accordance with Rule 12b-1 under the 1940 Act, the Portfolios pay BII ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Portfolio as follows:

44	ANNUAL REPORT	OCTOBER 31, 2008

Notes to Financial Statements (continued)

	Service Fee	Distribution Fee
Investor A	0.25%	—
R	0.25%	0.25%

For the year ended October 31, 2008, the Portfolios paid to affiliates the following fees in return for distribution and sales support services:

Prepared Portfolio 2010	$6,544
Prepared Portfolio 2015	7,307
Prepared Portfolio 2020	13,193
Prepared Portfolio 2025	7,178
Prepared Portfolio 2030	9,383
Prepared Portfolio 2035	3,632
Prepared Portfolio 2040	3,367
Prepared Portfolio 2045	1,081
Prepared Portfolio 2050	696

Includes amounts paid to Hilliard Lyons, which was considered an affiliate for a portion of the year.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Portfolios, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Portfolio shares. During the year ended October 31, 2008, each Portfolio reimbursed the Advisor the following amounts for costs incurred in running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

	Share Classes
Call Center Fees	Institutional	Investor A	R	Total
Prepared Portfolio 2010	$7	$22	$12	$41
Prepared Portfolio 2015	5	27	22	54
Prepared Portfolio 2020	10	57	16	83
Prepared Portfolio 2025	13	38	14	65
Prepared Portfolio 2030	10	39	16	65
Prepared Portfolio 2035	10	20	8	38
Prepared Portfolio 2040	10	23	8	41
Prepared Portfolio 2045	12	12	6	30
Prepared Portfolio 2050	14	9	6	29

The Advisor contractually agreed to waive or reimburse fees or expenses until February 1, 2009, in order to limit expenses. These expense limits apply to the aggregate expenses incurred on a share class, excluding interest, taxes, brokerage commissions, extraordinary expenses, expenses allocated from Master Portfolios, expenses incurred as a result of investments in other funds and other expenses attributable to the Portfolios’ investments. This agreement is reviewed annually by the Board of Trustees (the “Board”). The current expense limitation as a percentage of net assets are as follows:

	Share Classes
	Institutional	Investor A	R
Prepared Portfolio 2010	0.00%	0.50%	0.74%
Prepared Portfolio 2015	0.00%	0.50%	0.74%
Prepared Portfolio 2020	0.00%	0.50%	0.74%
Prepared Portfolio 2025	0.00%	0.50%	0.74%
Prepared Portfolio 2030	0.00%	0.50%	0.74%
Prepared Portfolio 2035	0.00%	0.50%	0.74%
Prepared Portfolio 2040	0.00%	0.50%	0.74%
Prepared Portfolio 2045	0.00%	0.50%	0.74%
Prepared Portfolio 2050	0.00%	0.50%	0.74%

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from the Advisor are less than the expense limit for that share class, the Advisor is entitled to be reimbursed by such share class up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio has more than $50 million in assets, (2) the Advisor or an affiliate continues to serve as the Portfolio’s investment advisor or administrator and (3) the Board has approved in advance the payments to the Advisor at the previous quarterly meeting.

At October 31, 2008, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

	Expiring January 31, 2010	Expiring January 31, 2011	Total Waivers Subject to Reimbursement

Prepared Portfolio 2010	$97,022	$93,008	$190,030
Prepared Portfolio 2015	99,820	94,920	194,740
Prepared Portfolio 2020	98,927	122,427	221,354
Prepared Portfolio 2025	104,104	91,725	195,829
Prepared Portfolio 2030	99,203	102,161	201,364
Prepared Portfolio 2035	98,645	82,391	181,036
Prepared Portfolio 2040	99,963	79,668	179,631
Prepared Portfolio 2045	97,454	65,708	163,162
Prepared Portfolio 2050	97,742	64,263	162,005

For the year ended October 31, 2008, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales for the Portfolios Investor A Shares as follows:

Prepared Portfolio 2010	$7,369
Prepared Portfolio 2015	26,107
Prepared Portfolio 2020	25,583
Prepared Portfolio 2025	31,483
Prepared Portfolio 2030	25,027
Prepared Portfolio 2035	2,487
Prepared Portfolio 2040	1,475
Prepared Portfolio 2045	229
Prepared Portfolio 2050	624

Includes amounts paid to Hilliard Lyons, which was considered an affiliate for a portion of the year.

The Portfolios may earn income on positive cash balances in demand deposit accounts that are maintained by PNCGIS on behalf of the Portfolios which is included in interest from affiliates on the Statements of Operations:

Prepared Portfolio 2010	$2
Prepared Portfolio 2015	3
Prepared Portfolio 2020	3
Prepared Portfolio 2025	4
Prepared Portfolio 2030	3
Prepared Portfolio 2035	3
Prepared Portfolio 2040	3
Prepared Portfolio 2045	3
Prepared Portfolio 2050	3

ANNUAL REPORT	OCTOBER 31, 2008	45

Notes to Financial Statements (continued)

Certain officers and/or Trustees of the Fund are officers and/or trustees/directors of BlackRock, Inc. or its affiliates. The Portfolios reimburse the Advisor for compensation paid to the Fund’s Chief Compliance Officer.

3. Purchases and Sales of Securities:

For the year ended October 31, 2008, purchases and sales of affiliated securities, excluding short-term investments, were as follows:

	Purchases	Sales
Prepared Portfolio 2010	$4,552,737	$2,211,670
Prepared Portfolio 2015	5,661,924	1,409,249
Prepared Portfolio 2020	8,903,741	2,390,555
Prepared Portfolio 2025	4,921,416	1,747,368
Prepared Portfolio 2030	6,020,237	1,707,218
Prepared Portfolio 2035	3,037,213	836,682
Prepared Portfolio 2040	3,035,969	922,842
Prepared Portfolio 2045	1,262,625	377,564
Prepared Portfolio 2050	766,634	293,304

4. Short-Term Borrowings:

The Portfolios, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expired in November 2008 and was subsequently renewed until November 2009. The Portfolios may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. Each Portfolio may borrow up to the maximum amount allowable under the Portfolio’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Portfolios pay a commitment fee of 0.06% per annum based on each Portfolio’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund’s election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Portfolios did not borrow under the credit agreement during the year ended October 31, 2008.

5. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The following permanent differences as of October 31, 2008 attributable to the tax characterization of income recognized from partnerships and regulated investment companies and the reclassification of distributions were reclassified to the following accounts:

	Increase/ (Decrease) Undistributed Net Investment Income	Increase/ (Decrease) Accumulated Net Realized Loss
Prepared Portfolio 2010	$(1,989)	$1,989
Prepared Portfolio 2015	(3,536)	3,536
Prepared Portfolio 2020	(5,757)	5,757
Prepared Portfolio 2025	(3,393)	3,393
Prepared Portfolio 2030	(5,042)	5,042
Prepared Portfolio 2035	(2,406)	2,406
Prepared Portfolio 2040	(2,252)	2,252
Prepared Portfolio 2045	(763)	763
Prepared Portfolio 2050	(872)	872

The tax character of distributions paid during the year ended October 31, 2008 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Prepared Portfolio 2010	$13,000	$—	$13,000
Prepared Portfolio 2015	12,581	368	12,949
Prepared Portfolio 2020	41,927	119	42,046
Prepared Portfolio 2025	19,001	—	19,001
Prepared Portfolio 2030	24,500	—	24,500
Prepared Portfolio 2035	13,117	186	13,303
Prepared Portfolio 2040	11,750	—	11,750
Prepared Portfolio 2045	3,720	—	3,720
Prepared Portfolio 2050	1,932	4	1,936

As of October 31, 2008, the tax components of accumulated losses were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforward	Net Unrealized Losses*	Total Accumulated Losses
Prepared Portfolio 2010	$42,499	$(120,041)	$(503,121)	$(580,663)
Prepared Portfolio 2015	54,787	(171,857)	(934,356)	(1,051,426)
Prepared Portfolio 2020	76,278	(333,196)	(1,499,104)	(1,756,022)
Prepared Portfolio 2025	25,768	(184,484)	(823,297)	(982,013)
Prepared Portfolio 2030	14,580	(284,196)	(1,080,099)	(1,349,715)
Prepared Portfolio 2035	3,719	(132,531)	(553,471)	(682,283)
Prepared Portfolio 2040	2,352	(127,023)	(552,057)	(676,728)
Prepared Portfolio 2045	677	(46,266)	(226,334)	(271,923)
Prepared Portfolio 2050	6,568	—	(170,276)	(163,708)

*	The difference between book-basis and tax-basis net unrealized gains/(losses) is attributable primarily to wash sales and the timing of recognition of income from partnership investments.

As of October 31, 2008, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Expiring October 31,
	2015	2016	Total
Prepared Portfolio 2010	$70	$119,971	$120,041
Prepared Portfolio 2015	—	171,857	171,857
Prepared Portfolio 2020	—	333,196	333,196
Prepared Portfolio 2025	554	183,930	184,484
Prepared Portfolio 2030	1,211	282,985	284,196
Prepared Portfolio 2035	—	132,531	132,531
Prepared Portfolio 2040	1,726	125,297	127,023
Prepared Portfolio 2045	660	45,606	46,266

46	ANNUAL REPORT	OCTOBER 31, 2008

Notes to Financial Statements (continued)

6. Capital Shares Transactions:

Transactions in shares for each period were as follows:

	Year Ended October 31, 2008		Period April 20, 2007[1] to October 31, 2007
Prepared Portfolio 2010	Shares	Amount	Shares	Amount
Institutional
Shares sold	9,759	$104,630	2,000	$20,000
Shares issued in reinvestment of dividends and distributions	97	1,028	—	—

Total issued	9,856	105,658	2,000	20,000
Shares redeemed	(9,475)	(89,661)	—	—

Net increase	381	$15,997	2,000	$20,000

Investor A
Shares sold	177,649	$1,833,837	5,742	$59,181
Shares issued in reinvestment of dividends and distributions	1,074	11,401	—	—

Total issued	178,723	1,845,238	5,742	59,181
Shares redeemed	(50,512)	(470,611)	—	—

Net increase	128,211	$1,374,627	5,742	$59,181

R
Shares sold	233,216	$2,309,892	2,000	$20,000
Shares issued in reinvestment of dividends and distributions	1	10	—	—

Total issued	233,217	2,309,902	2,000	20,000
Shares redeemed	(133,416)	(1,324,002)	—	—

Net increase	99,801	$985,900	2,000	$20,000

Prepared Portfolio 2015
Institutional
Shares sold	5,019	$45,969	2,000	$20,000
Shares redeemed	(634)	(5,769)	—	—

Net increase	4,385	$40,200	2,000	$20,000

Investor A
Shares sold	226,832	$2,217,838	24,696	$248,247
Shares issued in reinvestment of dividends and distributions	1,161	12,030	—	—

Total issued	227,993	2,229,868	24,696	248,247
Shares redeemed	(57,293)	(522,845)	(74)	(766)

Net increase	170,700	$1,707,023	24,622	$247,481

R
Shares sold	276,286	$2,758,356	2,000	$20,000
Shares redeemed	(21,792)	(197,227)	—	—

Net increase	254,494	$2,561,129	2,000	$20,000

1	Commencement of operations.

ANNUAL REPORT	OCTOBER 31, 2008	47

Notes to Financial Statements (continued)

	Year Ended October 31, 2008		Period April 20, 2007[1] to October 31, 2007
Prepared Portfolio 2020	Shares	Amount	Shares	Amount
Institutional
Shares sold	21,518	$212,289	14,288	$142,501
Shares issued in reinvestment of dividends and distributions	145	1,515	—	—

Total issued	21,663	213,804	14,288	142,501
Shares redeemed	(10,450)	(101,108)	(12)	(117)

Net increase	11,213	$112,696	14,276	$142,384

Investor A
Shares sold	472,633	$4,842,064	7,413	$75,324
Shares issued in reinvestment of dividends and distributions	3,608	37,707	—	—

Total issued	476,241	4,879,771	7,413	75,324
Shares redeemed	(89,823)	(859,969)	—	—

Net increase	386,418	$4,019,802	7,413	$75,324

R
Shares sold	300,877	$2,891,993	2,000	$20,000
Shares issued in reinvestment of dividends and distributions	192	2,003	—	—

Total issued	301,069	2,893,996	2,000	20,000
Shares redeemed	(48,004)	(434,306)	—	—

Net increase	253,065	$2,459,690	2,000	$20,000

Prepared Portfolio 2025
Institutional
Shares sold	6,257	$52,582	4,268	$43,895
Shares issued in reinvestment of dividends and distributions	35	377	—	—

Total issued	6,292	52,959	4,268	43,895
Shares redeemed	(208)	(1,825)	—	—

Net increase	6,084	$51,134	4,268	$43,895

Investor A
Shares sold	235,590	$2,280,367	43,166	$444,642
Shares issued in reinvestment of dividends and distributions	1,421	14,905	—	—

Total issued	237,011	2,295,272	43,166	444,642
Shares redeemed	(66,497)	(595,423)	(39)	(399)

Net increase	170,514	$1,699,849	43,127	$444,243

R
Shares sold	210,799	$1,987,761	20,533	$218,800
Shares issued in reinvestment of dividends and distributions	264	2,764	—	—

Total issued	211,063	1,990,525	20,533	218,800
Shares redeemed	(53,138)	(514,450)	—	—

Net increase	157,925	$1,476,075	20,533	$218,800

1	Commencement of operations.

48	ANNUAL REPORT	OCTOBER 31, 2008

Notes to Financial Statements (continued)

	Year Ended October 31, 2008		Period April 20, 2007[1] to October 31, 2007
Prepared Portfolio 2030	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,104	$10,994	3,832	$39,328
Shares issued in reinvestment of dividends and distributions	26	276	—	—

Total issued	1,130	11,270	3,832	39,328
Shares redeemed	(1,572)	(15,490)	—	—

Net increase (decrease)	(442)	$(4,220)	3,832	$39,328

Investor A
Shares sold	304,008	$3,053,493	17,958	$184,067
Shares issued in reinvestment of dividends and distributions	2,183	23,005	—	—

Total issued	306,191	3,076,498	17,958	184,067
Shares redeemed	(87,053)	(782,014)	—	—

Net increase	219,138	$2,294,484	17,958	$184,067

R
Shares sold	253,167	$2,383,001	2,032	$20,330
Shares issued in reinvestment of dividends and distributions	36	378	—	—

Total issued	253,203	2,383,379	2,032	20,330
Shares redeemed	(31,774)	(293,348)	—	—

Net increase	221,429	$2,090,031	2,032	$20,330

Prepared Portfolio 2035
Institutional
Shares sold	1,717	$17,997	4,191	$41,995
Shares issued in reinvestment of dividends and distributions	53	553	—	—

Total issued	1,770	18,550	4,191	41,995
Shares redeemed	(1,312)	(12,857)	—	—

Net increase	458	$5,693	4,191	$41,995

Investor A
Shares sold	185,795	$1,817,505	10,427	$104,199
Shares issued in reinvestment of dividends and distributions	1,080	11,313	—	—

Total issued	186,875	1,828,818	10,427	104,199
Shares redeemed	(33,829)	(309,246)	—	—

Net increase	153,046	$1,519,572	10,427	$104,199

R
Shares sold	93,905	$825,520	3,873	$39,890
Shares issued in reinvestment of dividends and distributions	59	619	—	—

Total issued	93,964	826,139	3,873	39,890
Shares redeemed	(12,786)	(119,274)	—	—

Net increase	81,178	$706,865	3,873	$39,890

1	Commencement of operations.

ANNUAL REPORT	OCTOBER 31, 2008	49

Notes to Financial Statements (continued)

	Year Ended October 31, 2008		Period April 20, 2007[1] to October 31, 2007
Prepared Portfolio 2040	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,137	$20,984	3,415	$34,484
Shares issued in reinvestment of dividends and distributions	21	225	—	—

Total issued	2,158	21,209	3,415	34,484
Shares redeemed	(209)	(1,526)	—	—

Net increase	1,949	$19,683	3,415	$34,484

Investor A
Shares sold	177,465	$1,733,208	16,676	$174,677
Shares issued in reinvestment of dividends and distributions	1,005	10,657	—	—

Total issued	178,470	1,743,865	16,676	174,677
Shares redeemed	(32,354)	(301,153)	—	—

Net increase	146,116	$1,442,712	16,676	$174,677

R
Shares sold	98,141	$894,553	2,260	$22,535
Shares issued in reinvestment of dividends and distributions	3	29	—	—

Total issued	98,144	894,582	2,260	22,535
Shares redeemed	(23,526)	(217,077)	—	—

Net increase	74,618	$677,505	2,260	$22,535

Prepared Portfolio 2045
Institutional
Shares sold	907	$8,435	2,000	$20,000
Shares issued in reinvestment of dividends and distributions	2	17	—	—

Total issued	909	8,452	2,000	20,000
Shares redeemed	(106)	(849)	—	—

Net increase	803	$7,603	2,000	$20,000

Investor A
Shares sold	78,656	$729,760	7,420	$79,124
Shares issued in reinvestment of dividends and distributions	124	1,315	—	—

Total issued	78,780	731,075	7,420	79,124
Shares redeemed	(9,069)	(75,585)	—	—

Net increase	69,711	$655,490	7,420	$79,124

R
Shares sold	34,434	$318,742	2,024	$20,269
Shares issued in reinvestment of dividends and distributions	142	1,498	—	—

Total issued	34,576	320,240	2,024	20,269
Shares redeemed	(9,372)	(84,567)	—	—

Net increase	25,204	$235,673	2,024	$20,269

1	Commencement of operations.

50	ANNUAL REPORT	OCTOBER 31, 2008

Notes to Financial Statements (concluded)

	Year Ended October 31, 2008		Period April 20, 2007[1] to October 31, 2007
Prepared Portfolio 2050	Shares	Amount	Shares	Amount
Institutional
Shares sold	6,111	$58,269	5,651	$57,801
Shares issued in reinvestment of dividends and distributions	59	627	—	—

Total issued	6,170	58,896	5,651	57,801
Shares redeemed	(642)	(6,176)	(200)	(2,186)

Net increase	5,528	$52,720	5,451	$55,615

Investor A
Shares sold	22,290	$207,839	2,650	$26,959
Shares issued in reinvestment of dividends and distributions	38	396	—	—

Total issued	22,328	208,235	2,650	26,959
Shares redeemed	(1,593)	(12,472)	—	—

Net increase	20,735	$195,763	2,650	$26,959

R
Shares sold	36,667	$330,186	2,000	$20,000
Shares issued in reinvestment of dividends and distributions	1	1	—	—

Total issued	36,668	330,187	2,000	20,000
Shares redeemed	(10,970)	(101,421)	—	—

Net increase	25,698	$228,766	2,000	$20,000

1	Commencement of operations.

7. Subsequent Event:

On September 15, 2008, Bank of America Corporation announced that it has agreed to acquire Merrill Lynch, one of the principal owners of BlackRock, Inc. The purchase has been approved by the shareholders and directors of both companies and certain regulators. Subject to other regulatory approvals, the transaction is expected to close on or about December 31, 2008.

ANNUAL REPORT	OCTOBER 31, 2008	51

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of BlackRock Funds II:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the BlackRock Prepared Portfolio 2010, BlackRock Prepared Portfolio 2015, BlackRock Prepared Portfolio 2020, BlackRock Prepared Portfolio 2025, BlackRock Prepared Portfolio 2030, BlackRock Prepared Portfolio 2035, BlackRock Prepared Portfolio 2040, BlackRock Prepared Portfolio 2045, and BlackRock Prepared Portfolio 2050, nine of the thirty-four portfolios constituting the BlackRock Funds II (the “Fund”) (collectively the “Portfolios”), as of October 31, 2008, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from April 20, 2007 (commencement of operations) to October 31, 2007. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios constituting the Fund as of October 31, 2008, the results of their operations for the year then ended, and the changes in their net assets and financial highlights for the year then ended and for the period from April 20, 2007 (commencement of operations) to October 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

December 22, 2008

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by BlackRock Prepared Portfolio 2010, BlackRock Prepared Portfolio 2015, BlackRock Prepared Portfolio 2020, BlackRock Prepared Portfolio 2025 BlackRock Prepared Portfolio 2030, BlackRock Prepared Portfolio 2035, BlackRock Prepared Portfolio 2040 BlackRock Prepared Portfolio 2045, and BlackRock Prepared Portfolio 2050 for the fiscal year ended October 31, 2008:

	Payable Date	Qualified Dividend Income for Individuals*	Dividends Received Deduction for Corporations*	Short-Term Capital Gains Dividends for Non- U.S. Residents**
Prepared Portfolio 2010	12/28/07	27.51%	4.35%	0.00%
Prepared Portfolio 2015	12/28/07	27.10%	4.73%	4.61%
Prepared Portfolio 2020	12/28/07	32.80%	5.09%	0.00%
Prepared Portfolio 2025	12/28/07	32.46%	5.29%	0.00%
Prepared Portfolio 2030	12/28/07	40.47%	6.39%	0.00%
Prepared Portfolio 2035	12/28/07	43.63%	7.15%	0.00%
Prepared Portfolio 2040	12/28/07	42.96%	7.29%	0.00%
Prepared Portfolio 2045	12/28/07	44.99%	8.58%	0.00%
Prepared Portfolio 2050	12/28/07	46.53%	10.48%	0.00%

*	The funds hereby designate the percentage indicated above or the maximum amount allowable by law.

**	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Additionally, the Portfolios distributed Long-Term Capital Gains per share to shareholders on December 28, 2007 as follows:

Long-Term Capital Gain
Prepared Portfolio 2015	$0.004038
Prepared Portfolio 2020	0.000350
Prepared Portfolio 2035	0.001945
Prepared Portfolio 2050	0.000320

52	ANNUAL REPORT	OCTOBER 31, 2008

Disclosure of Investment Advisory Agreement

The Board of Directors (the “Board,” the members of which are referred to as “Directors”) of BlackRock Prepared Portfolio 2010, BlackRock Prepared Portfolio 2015, BlackRock Prepared Portfolio 2020, BlackRock Prepared Portfolio 2025, BlackRock Prepared Portfolio 2030, BlackRock Prepared Portfolio 2035, BlackRock Prepared Portfolio 2040, BlackRock Prepared Portfolio 2045 and BlackRock Prepared Portfolio 2050 (collectively, the “Portfolios”) of BlackRock Funds II (the “Fund”) met in April and June 2008 to consider the approval of the Fund’s investment advisory agreement (the “Agreement”) with BlackRock Advisors, LLC (the “Advisor” or “BlackRock”), the Fund’s investment advisor. For simplicity, the Portfolios and the Fund are referred to herein as the “Fund.”

Activities and Composition of the Board

The Board of the Fund consists of fifteen individuals, twelve of whom are not “interested persons” of the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Directors are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Director. The Board established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee, each of which is composed of, and chaired by Independent Directors.

The Agreement

Upon the consummation of the combination of BlackRock’s investment management business with Merrill Lynch & Co., Inc.’s investment management business, including Merrill Lynch Investment Managers, L.P., and certain affiliates (the “Transaction”), the Fund entered into the Agreement with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of the Agreement’s respective initial two-year term, the Board is required to consider the continuation of the Fund’s Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to the Fund by certain unaffiliated service providers.

Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Fund’s Agreement, including the services and support provided to the Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one, three and five years, as applicable, against peer funds, as well as senior management and portfolio managers’ analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Fund, such as transfer agency fees and fees for marketing and distribution; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to the Fund’s investment objective, policies and restrictions, (e) the Fund’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting guidelines approved by the Board; (i) the use of brokerage commissions and spread and execution quality; (j) valuation and liquidity procedures; and (k) periodic overview of BlackRock’s business, including BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Agreement

The Approval Process: At an in-person meeting held on April 10, 2008, the Board reviewed materials relating to its consideration of the Agreement. At an in-person meeting held on June 5-6, 2008, the Fund’s Board, including the Independent Directors, unanimously approved the continuation of the Agreement between the Advisor and the Fund for a one-year term ending June 30, 2009. In considering the approval of the Agreement, the Board received and discussed various materials provided to it in advance of the April 10, 2008 meeting. As a result of the discussions that occurred during the April 10, 2008 meeting, the Board requested and BlackRock provided additional information, as detailed below, in advance of the June 5-6, 2008 Board meeting. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Fund; (d) economies of scale; and (e) other factors.

Prior to the April 10, 2008 meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. These materials included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (“Peers”); (b) information on the profitability of the Agreement to BlackRock and certain affiliates, including their other relationships with the Fund, and a discussion of fall-out benefits; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) a report on economies of scale; (e) sales and redemption data regarding the Fund’s shares; and (f) an internal comparison of management fees classified by Lipper, if applicable. At the April 10, 2008 meeting, the Board requested and subsequently received from BlackRock (i) a comprehensive analysis of total expenses on a fund-by-fund basis; (ii)

ANNUAL REPORT	OCTOBER 31, 2008	53

Disclosure of Investment Advisory Agreement (continued)

further analysis of investment performance; (iii) further data regarding Fund profitability, Fund size and Fund fee levels; and (iv) additional information on sales and redemptions.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund. The Board did not identify any particular information as controlling, and each Director may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the Independent Directors, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds as classified by Lipper and the performance of at least one relevant index or combination of indices. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Fund’s portfolio management team, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment advisory services, BlackRock and its affiliates provide the Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Directors, also reviewed and considered the performance history of the Fund. In preparation for the April 10, 2008 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

Each Portfolio ranked in the first quartile on a net basis against its Lipper peer universe for the period since inception ended December 31, 2007.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from the Relationship with the Fund: The Board, including the Independent Directors, reviewed the Fund’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund’s total expenses to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Fund. The Board reviewed BlackRock’s profitability with respect to the Fund and each fund the Board currently oversees for the year ended December 31, 2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Fund and concluded that there was a reasonable basis for the allocation. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that are expected by the Board.

54	ANNUAL REPORT	OCTOBER 31, 2008

Disclosure of Investment Advisory Agreement (concluded)

BlackRock will not receive any advisory fees from the Portfolios for its investment advisory services. The Board noted that BlackRock has agreed to contractually cap the total annual operating expenses, excluding certain expenses, of one or more share classes of the Portfolios, at certain levels. The Board observed that those expense caps benefited shareholders by keeping total fees down even in the absence of breakpoints.

D. Economies of Scale: The Board, including the Independent Directors, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale. The Board, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of BlackRock’s overall operations as it continues to add personnel and commit capital to expand the scale of operations. The Board found, based on its review of comparable funds, that the Fund’s management arrangement is appropriate in light of the scale of the Fund.

E. Other Factors: The Board also took into account other ancillary or “fall-out” benefits that BlackRock may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals that manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by transactions in the Fund to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board approved the continuation of the Agreement between the Advisor and the Fund for a one-year term ending June 30, 2009. Based upon its evaluation of all these factors in their totality, the Board, including the Independent Directors, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and the Fund’s shareholders. In arriving at a decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the result of several years of review by the Directors and predecessor Directors, and discussions between the Directors (and predecessor Directors) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Directors’ conclusions may be based in part on their consideration of these arrangements in prior years.

ANNUAL REPORT	OCTOBER 31, 2008	55

Officers and Trustees

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Non-Interested Trustees[1]

Robert M. Hernandez 40 East 52nd Street New York, NY 10022 1944	Chairman of the Board, Trustee and Member of the Audit Committee	Since 2007	Formerly Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001.	37 Funds 104 Portfolios	ACE Limited (insurance company); Eastman Chemical Company (chemical); RTI International Metals, Inc. (metals); TYCO Electronics (electronics)

Fred G. Weiss 40 East 52nd Street New York, NY 10022 1941	Vice Chairman of the Board, Chairman of the Audit Committee and Trustee	Since 2007	Managing Director, FGW Associates (consulting and investment company) since 1997; Director, Michael J. Fox Foundation for Parkinson’s Research since 2000; Formerly Director of BTG International Plc (a global technology commercialization company) from 2001 to 2007.	37 Funds 104 Portfolios	Watson Pharmaceutical Inc.

James H. Bodurtha 40 East 52nd Street New York, NY 10022 1944	Trustee	Since 2007	Director, The China Business Group, Inc. (consulting firm) since 1996 and formerly Executive Vice President thereof from 1996 to 2003; Chairman of the Board, Berkshire Holding Corporation since 1980.	37 Funds 104 Portfolios	None

Bruce R. Bond 40 East 52nd Street New York, NY 10022 1946	Trustee	Since 2007	Formerly Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Formerly Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	37 Funds 104 Portfolios	None

Donald W. Burton 40 East 52nd Street New York, NY 10022 1944	Trustee	Since 2007	Managing General Partner, The Burton Partnership, LP (an investment partnership) since 1979; Managing General Partner, The South Atlantic Venture Funds since 1983; Member of the Investment Advisory Council of the Florida State Board of Administration from 2001 to 2007.	37 Funds 104 Portfolios	Knology, Inc. (telecommunications); Capital Southwest (financial)

Honorable Stuart E. Eizenstat 40 East 52nd Street New York, NY 10022 1943	Trustee	Since 2007	Partner and Head of International Practice, Covington and Burling (law firm) since 2001; International Advisory Board Member, The Coca Cola Company since 2002; Advisory Board Member BT Americas (telecommunications) since 2004; Member of the Board of Directors, Chicago Climate Exchange (environmental) since 2006; Member of the International Advisory Board GML (energy) since 2003.	37 Funds 104 Portfolios	UPS Corporation (delivery service)

Kenneth A. Froot 40 East 52nd Street New York, NY 10022 1957	Trustee	Since 2007	Professor, Harvard University since 1992.	37 Funds 104 Portfolios	None

John F. O’Brien 40 East 52nd Street New York, NY 10022 1943	Trustee	Since 2007	Trustee, Woods Hole Oceanographic Institute since 2003; Formerly Director, Allmerica Financial Corporation from 1995 to 2003; Formerly Director, ABIOMED from 1989 to 2006; Formerly Director, Ameresco, Inc. (energy solutions company) from 2006 to 2007.	37 Funds 104 Portfolios	Cabot Corporation (chemicals); LKQ Corporation (auto parts manufacturing); TJX Companies, Inc. (retailer)

56	ANNUAL REPORT	OCTOBER 31, 2008

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Non-Interested Trustees (concluded)

Roberta Cooper Ramo 40 East 52nd Street New York, NY 10022 1942	Trustee	Since 2007	Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law firm) since 1993; Chairman of the Board, Cooper’s Inc., (retail) since 2000; Director of ECMC Group (service provider to students, schools and lenders) since 2001; President Elect, The American Law Institute, (non-profit), 2007; Formerly President, American Bar Association from 1995 to 1996.	37 Funds 104 Portfolios	None

Jean Margo Reid 40 East 52nd Street New York, NY 10022 1945	Trustee	Since 2007	Self-employed consultant since 2001; Director and Secretary, SCB, Inc. (holding company) since 1998; Director and Secretary, SCB Partners, Inc. (holding company) since 2000; Formerly Director, Covenant House (non-profit) from 2001 to 2004.	37 Funds 104 Portfolios	None

David H. Walsh 40 East 52nd Street New York, NY 10022 1941	Trustee	Since 2007	Director, National Museum of Wildlife Art since 2007; Director, Ruckleshaus Institute and Haub School of Natural Resources at the University of Wyoming since 2006; Director, The American Museum of Fly Fishing since 1997; Formerly Consultant with Putnam Investments from 1993 to 2003; Formerly Director, The National Audubon Society from 1998 to 2005.	37 Funds 104 Portfolios	None

Richard R. West 40 East 52nd Street New York, NY 10022 1938	Trustee and Member of the Audit Committee	Since 2007	Dean Emeritus, New York University’s Leonard N. Stern School of Business Administration since 1995.	37 Funds 104 Portfolios	Bowne & Co., Inc. (financial printers); Vornado Realty Trust (real estate company); Alexander’s Inc. (real estate company)

1	Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

2	Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Fund’s board in 2007, each Trustee first became a member of the boards of other legacy MLIM or legacy BlackRock funds as follows: James H. Bodurtha, 1995; Bruce R. Bond, 2005; Donald W. Burton, 2002; Stuart E. Eizenstat, 2001; Kenneth A. Froot, 2005; Robert M. Hernandez, 1996; John F. O’Brien, 2005; Roberta Cooper Ramo, 2000; Jean Margo Reid, 2004; David H. Walsh, 2003; Fred G. Weiss, 1998; and Richard R. West, 1978.

ANNUAL REPORT	OCTOBER 31, 2008	57

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Interested Trustees[1]

Richard S. Davis 40 East 52nd Street New York, NY 10022 1945	Trustee	Since 2007	Managing Director, BlackRock, Inc. since 2005; Formerly Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Formerly Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005; Formerly Chairman, SSR Realty from 2000 to 2004	184 Funds 295 Portfolios	None

Laurence D. Fink 40 East 52nd Street New York, NY 10022 1952	Trustee	Since 2007	Chairman and Chief Executive Officer of BlackRock, Inc. since its formation in 1998 and of BlackRock, Inc.’s predecessor entities since 1988 and Chairman of the Executive and Management Committees; Formerly Managing Director, The First Boston Corporation, Member of its Management Committee, Co-head of its Taxable Fixed Income Division and Head of its Mortgage and Real Estate Products Group; Chairman of the Board of several of BlackRock’s alternative investment vehicles; Director of several of BlackRock’s offshore funds; Member of the Board of Trustees of New York University, Chair of the Financial Affairs Committee and a member of the Executive Committee, the Ad Hoc Committee on Board Governance, and the Committee on Trustees; Co-Chairman of the NYU Hospitals Center Board of Trustees, Chairman of the Development/Trustee Stewardship Committee and Chairman of the Finance Committee; Trustee, The Boys’ Club of New York.	37 Funds 104 Portfolios	None

Henry Gabbay 40 East 52nd Street New York, NY 10022 1947	Trustee	Since 2007	Consultant, BlackRock, Inc. since 2007; Formerly Managing Director, BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	184 Funds 295 Portfolios	None

1	Messrs. Davis and Fink are both “interested persons,” as defined in the Investment Company Act of 1940, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Fund due to his consulting arrangement with BlackRock, Inc. as well as his ownership of BlackRock, Inc. and PNC securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

58	ANNUAL REPORT	OCTOBER 31, 2008

Officers and Trustees (concluded)

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years

Fund Officers[1]

Donald C. Burke 40 East 52nd Street New York, NY 10022 1960	Fund President and Chief Executive Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006; First Vice President thereof from 1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.

Anne F. Ackerley 40 East 52nd Street New York, NY 10022 1962	Vice President	Since 2007	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2006; Head of BlackRock’s Mutual Fund Group from 2000 to 2006; Merrill Lynch & Co., Inc. from 1984 to 1986 and from 1988 to 2000, most recently as First Vice President and Operating Officer of the Mergers and Acquisitions Group.

Neal J. Andrews 40 East 52nd Street New York, NY 10022 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) from 1992 to 2006.

Jay M. Fife 40 East 52nd Street New York, NY 10022 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 40 East 52nd Street New York, NY 10022 1959	Chief Compliance Officer of the Funds	Since 2007	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Anti-Money Laundering Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005; Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior Counsel thereof from 1998 to 2000; Formerly Senior Counsel of The PNC Bank Corp. from 1995 to 1998.

Howard B. Surloff 40 East 52nd Street New York, NY 10022 1965	Secretary	Since 2007	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

1	Officers of the Fund serve at the pleasure of the Board of Trustees.

Further information about the Fund’s Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Custodian

PFPC Trust Company

Philadelphia, PA 19153

Distributor

BlackRock Investments, Inc.

New York, NY 10022

Address of the Portfolios

100 Bellevue Parkway

Wilmington, DE 19809

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Co-Administrator and Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

Wilmington, DE 19809

ANNUAL REPORT	OCTOBER 31, 2008	59

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock website at

http://www.blackrock.com/edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

60	ANNUAL REPORT	OCTOBER 31, 2008

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request by calling (800) 441-7762; (2) at www.blackrock.com; (3) on the Securities and Exchange Commissions’ (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information (if any) on how proxies relating to the Fund’s voting securities were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge on our website at www.blackrock.com, by calling (800) 441-7762 or on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http:// www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRA’s, SEP IRA’s and 403(b) Plans.

ANNUAL REPORT	OCTOBER 31, 2008	61

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Resources Portfolio	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Global SmallCap Fund	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Healthcare Fund	BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock Index Equity Portfolio*	Opportunities Portfolio
BlackRock Equity Dividend Fund	BlackRock International Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock EuroFund	BlackRock International Diversification Fund	BlackRock Small Cap Growth Portfolio
BlackRock Focus Growth Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Fund II
BlackRock Focus Value Fund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock Fundamental Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Global Allocation Fund†	BlackRock Large Cap Core Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Core Plus Fund	BlackRock S&P 500 Index Fund
BlackRock Global Emerging Markets Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund
BlackRock Mid-Cap Growth Equity Portfolio

Fixed Income Funds

BlackRock Emerging Market Debt Portfolio	BlackRock Income Builder Portfolio†	BlackRock Low Duration Bond Portfolio
BlackRock Enhanced Income Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Managed Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Short-Term Bond Fund
BlackRock Government Income Portfolio	BlackRock Intermediate Government	BlackRock Strategic Income Portfolio
BlackRock High Income Fund	Bond Portfolio	BlackRock Total Return Fund
BlackRock High Yield Bond Portfolio	BlackRock International Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock Income Portfolio†	BlackRock Long Duration Bond Portfolio	BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

62	ANNUAL REPORT	OCTOBER 31, 2008

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Portfolio unless accompanied or preceded by that Portfolio’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 2	–	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3	–

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Robert M. Hernandez

Fred G. Weiss

Richard R. West

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4	–	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
Prepared Portfolio 2010	$18,000	$25,000	$0	$0	$6,100	$6,100	$1,049	$1,042
Prepared Portfolio 2015	$18,000	$25,000	$0	$0	$6,100	$6,100	$1,049	$1,042
Prepared Portfolio 2020	$18,000	$25,000	$0	$0	$6,100	$6,100	$1,049	$1,042
Prepared Portfolio 2025	$18,000	$25,000	$0	$0	$6,100	$6,100	$1,049	$1,042
Prepared Portfolio 2030	$18,000	$25,000	$0	$0	$6,100	$6,100	$1,049	$1,042
Prepared Portfolio 2035	$18,000	$25,000	$0	$0	$6,100	$6,100	$1,049	$1,042
Prepared Portfolio 2040	$18,000	$25,000	$0	$0	$6,100	$6,100	$1,049	$1,042
Prepared Portfolio 2045	$18,000	$25,000	$0	$0	$6,100	$6,100	$1,049	$1,042
Prepared Portfolio 2050	$18,000	$25,000	$0	$0	$6,100	$6,100	$1,049	$1,042

1	The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2	The nature of the services include tax compliance, tax advice and tax planning.
3	The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
Prepared Portfolio 2010	$294,649	$291,642
Prepared Portfolio 2015	$294,649	$291,642
Prepared Portfolio 2020	$294,649	$291,642
Prepared Portfolio 2025	$294,649	$291,642
Prepared Portfolio 2030	$294,649	$291,642
Prepared Portfolio 2035	$294,649	$291,642
Prepared Portfolio 2040	$294,649	$291,642
Prepared Portfolio 2045	$294,649	$291,642
Prepared Portfolio 2050	$294,649	$291,642

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $287,500, 0%

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–	Investments (a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

11(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

12(a)(1)	–	Code of Ethics – See Item 2

12(a)(2)	–	Certifications – Attached hereto

12(a)(3)	–	Not Applicable

12(b)	–	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of BlackRock Funds II

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: December 19, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: December 19, 2008